ANNUITY INVESTORS VARIABLE ACCOUNT B

Financial Statements

Year ended December 31, 2020

with Report of Independent Registered Public Accounting Firm

ANNUITY INVESTORS VARIABLE ACCOUNT B

FINANCIAL STATEMENTS

Year Ended December 31, 2020

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Annuity Investors Life Insurance Company

and

Contract Holders of Annuity Investors Variable Account B

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise Annuity Investors Variable Account B (the Separate Account), as of December 31, 2020, and the related statements of operations for the year then ended, and the statements of changes in net assets for the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2020, the results of its operations for the year then ended and changes in its net assets for each of the two years then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Company’s auditor since 1997

Cincinnati, OH

April 26, 2021

Appendix

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco Oppenheimer V.I. Capital Appreciation Fund-Series I Shares

Invesco Oppenheimer V.I. Conservative Balanced Fund-Series I Shares

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund-Series I Shares

Invesco Oppenheimer V.I. Main Street Fund®-Series I Shares

Invesco V.I. American Value Fund-Series I Shares

Invesco V.I. Comstock Fund-Series I Shares

Invesco V.I. Core Equity Fund-Series I Shares

Invesco V.I. Diversified Dividend Fund-Series I Shares

Invesco V.I. Health Care Fund-Series I Shares

Invesco V.I. High Yield Fund-Series I Shares

Invesco V.I. Small Cap Equity Fund-Series I Shares

ALPS Variable Investment Trust

Morningstar Balanced ETF Asset Allocation Portfolio-Class II

Morningstar Conservative ETF Asset Allocation Portfolio-Class II

Morningstar Growth ETF Asset Allocation Portfolio-Class II

Morningstar Income and Growth ETF Asset Allocation
Portfolio-Class II

American Century Variable Portfolios, Inc.

VP Capital Appreciation Fund-Class I

VP Large Company Value Fund-Class I

VP Mid Cap Value Fund-Class I

VP Ultra® Fund-Class I

BNY Mellon Investment Portfolios

MidCap Stock Portfolio-Service Shares

Technology Growth Portfolio-Initial Shares

BNY Mellon Stock Index Fund, Inc. - Initial Shares

BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Initial Shares

BNY Mellon Variable Investment Fund

Appreciation Portfolio-Initial Shares

Government Money Market Portfolio

Growth and Income Portfolio-Initial Shares

Opportunistic Small Cap Portfolio-Initial Shares

Calamos® Advisors Trust

Calamos® Growth and Income Portfolio

Davis Variable Account Fund, Inc.

Davis Value Portfolio

Deutsche DWS Investments VIT Funds

DWS Small Cap Index VIP-Class A

Franklin Templeton Variable Insurance Products Trust

Templeton Foreign VIP Fund-Class 2

Janus Aspen Series

Janus Henderson VIT Balanced Portfolio-Institutional Shares

Janus Henderson VIT Enterprise Portfolio-Institutional Shares

Janus Henderson VIT Forty Portfolio-Institutional Shares

Janus Henderson VIT Global Research Portfolio-Institutional Shares

Janus Henderson VIT Overseas Portfolio-Institutional Shares

Janus Henderson VIT Research Portfolio-Institutional Shares

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio-Class I

Discovery Portfolio-Class I

U.S. Real Estate Portfolio-Class I

PIMCO Variable Insurance Trust

PIMCO Real Return Portfolio-Administrative Class

PIMCO Total Return Portfolio-Administrative Class

The Timothy Plan

Timothy Plan Conservative Growth Portfolio Variable Series

Timothy Plan Strategic Growth Portfolio Variable Series

Wilshire Variable Insurance Trust

Wilshire Global Allocation Fund

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2020

	Shares	Cost	Fair Value
Assets:
Investments in portfolio shares, at fair value (Note 2):
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series I Shares	29,299.620	$1,589,199	$2,060,935
Invesco Oppenheimer V.I. Conservative Balanced Fund-Series I Shares	59,410.686	894,335	1,065,234
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund-Series I Shares	96,781.940	6,985,781	10,348,893
Invesco Oppenheimer V.I. Main Street Fund®-Series I Shares	75,525.701	2,131,013	2,258,974
Invesco V.I. American Value Fund-Series I Shares	352,411.021	5,773,995	5,568,094
Invesco V.I. Comstock Fund-Series I Shares	302,506.462	5,197,415	4,879,429
Invesco V.I. Core Equity Fund-Series I Shares	126,936.644	4,066,337	3,862,682
Invesco V.I. Diversified Dividend Fund-Series I Shares	50,375.201	1,265,649	1,295,650
Invesco V.I. Health Care Fund-Series I Shares	93,072.368	2,446,203	3,135,608
Invesco V.I. High Yield Fund-Series I Shares	197,819.429	1,047,230	1,040,530
Invesco V.I. Small Cap Equity Fund-Series I Shares	106,157.715	1,893,871	2,188,972
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	78,368.337	850,139	880,860
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	31,848.806	352,248	369,128
Morningstar Growth ETF Asset Allocation Portfolio-Class II	194,310.618	2,088,015	2,226,800
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	53,949.921	583,893	594,528
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	411,110.942	5,645,260	7,922,108
VP Large Company Value Fund-Class I	142,078.472	2,012,993	2,307,354
VP Mid Cap Value Fund-Class I	272,507.742	5,128,918	5,597,309
VP Ultra® Fund-Class I	251,553.529	4,419,327	6,912,691
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	47,603.595	866,695	944,455
Technology Growth Portfolio-Initial Shares	588,398.032	11,069,345	21,582,440
BNY Mellon Stock Index Fund, Inc.-Initial Shares	745,178.525	28,540,845	47,892,624
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	158,919.394	5,672,634	7,507,352
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	179,234.906	6,969,390	8,456,303
Government Money Market Portfolio	2,474,359.500	2,474,359	2,474,360
Growth and Income Portfolio-Initial Shares	99,338.990	2,798,030	3,544,415
Opportunistic Small Cap Portfolio-Initial Shares	109,664.582	4,698,453	5,445,943
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	56,057.461	836,586	1,153,102
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	83,362.590	704,745	764,435
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	216,851.276	3,088,257	3,771,044
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	122,258.832	1,635,352	1,623,597
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	771,365.121	23,185,165	33,616,092
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	208,506.975	12,071,244	19,643,442
Janus Henderson VIT Forty Portfolio-Institutional Shares	306,177.714	11,300,718	17,452,130
Janus Henderson VIT Global Research Portfolio-Institutional Shares	157,989.456	5,493,393	10,051,289
Janus Henderson VIT Overseas Portfolio-Institutional Shares	282,572.150	8,885,639	10,797,082
Janus Henderson VIT Research Portfolio-Institutional Shares	311,157.919	9,995,885	15,355,643
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	302,018.533	3,227,063	3,539,657
Discovery Portfolio-Class I	105,324.416	1,780,937	3,106,017
U.S. Real Estate Portfolio-Class I	264,006.535	4,748,932	4,522,432
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	102,264.016	1,259,084	1,423,515
PIMCO Total Return Portfolio-Administrative Class	390,522.463	4,309,628	4,526,155
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series	53,111.287	578,027	618,746
Timothy Plan Strategic Growth Portfolio Variable Series	58,812.116	621,414	702,805
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	23,423.948	442,781	517,435

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

As of December 31, 2020

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2):
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series I Shares - 1.40% series contract	56,004.571	$34.941573	$1,956,888
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series I Shares - 1.25% series contract	271.989	35.807996	9,739
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series I Shares - 1.10% series contract	1,002.501	36.693957	36,786
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series I Shares - 0.95% series contract	1,529.869	37.599505	57,522
Invesco Oppenheimer V.I. Conservative Balanced Fund-Series I Shares - 1.40% series contract	58,373.302	15.707637	916,907
Invesco Oppenheimer V.I. Conservative Balanced Fund-Series I Shares - 1.25% series contract	394.900	16.097284	6,357
Invesco Oppenheimer V.I. Conservative Balanced Fund-Series I Shares - 0.95% series contract	8,399.278	16.902660	141,970
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund-Series I Shares - 1.40% series contract	693,010.596	14.448404	10,012,897
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund-Series I Shares - 1.25% series contract	6,724.166	14.463191	97,253
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund-Series I Shares - 1.10% series contract	9,817.909	14.477966	142,143
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund-Series I Shares - 0.95% series contract	6,665.382	14.492734	96,600
Invesco Oppenheimer V.I. Main Street Fund-Series I Shares® - 1.40% series contract	63,960.581	30.699501	1,963,558
Invesco Oppenheimer V.I. Main Street Fund-Series I Shares® - 1.25% series contract	2,608.868	31.460789	82,077
Invesco Oppenheimer V.I. Main Street Fund-Series I Shares® - 1.10% series contract	3,990.858	32.239063	128,662
Invesco Oppenheimer V.I. Main Street Fund-Series I Shares® - 0.95% series contract	2,563.271	33.034829	84,677
Invesco V.I. American Value Fund-Series I Shares - 1.40% series contract	118,829.442	45.533139	5,410,677
Invesco V.I. American Value Fund-Series I Shares - 1.25% series contract	1,361.458	38.501005	52,418
Invesco V.I. American Value Fund-Series I Shares - 1.10% series contract	447.468	48.877449	21,871
Invesco V.I. American Value Fund-Series I Shares - 0.95% series contract	1,641.635	50.637323	83,128
Invesco V.I. Comstock Fund-Series I Shares - 1.50% series contract	264.849	19.519087	5,170
Invesco V.I. Comstock Fund-Series I Shares - 1.40% series contract	235,337.613	19.711894	4,638,950
Invesco V.I. Comstock Fund-Series I Shares - 1.25% series contract	1,450.736	20.004569	29,021
Invesco V.I. Comstock Fund-Series I Shares - 1.10% series contract	4,401.924	20.300941	89,363
Invesco V.I. Comstock Fund-Series I Shares - 0.95% series contract	5,675.700	20.600974	116,925
Invesco V.I. Core Equity Fund-Series I Shares - 1.40% series contract	161,662.904	23.442820	3,789,834
Invesco V.I. Core Equity Fund-Series I Shares - 1.10% series contract	829.154	24.513736	20,326
Invesco V.I. Core Equity Fund-Series I Shares - 0.95% series contract	2,095.400	25.065379	52,522
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.40% series contract	58,925.183	20.808037	1,226,117
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.25% series contract	2,359.598	21.116997	49,828
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.10% series contract	855.120	21.429783	18,325
Invesco V.I. Diversified Dividend Fund-Series I Shares - 0.95% series contract	63.465	21.746513	1,380
Invesco V.I. Health Care Fund-Series I Shares - 1.40% series contract	91,562.870	33.798976	3,094,731
Invesco V.I. Health Care Fund-Series I Shares - 1.25% series contract	692.581	34.822761	24,118
Invesco V.I. Health Care Fund-Series I Shares - 1.10% series contract	135.581	35.875300	4,864
Invesco V.I. Health Care Fund-Series I Shares - 0.95% series contract	321.858	36.957773	11,895
Invesco V.I. High Yield Fund-Series I Shares - 1.40% series contract	43,405.743	21.279920	923,670
Invesco V.I. High Yield Fund-Series I Shares - 1.25% series contract	1,975.815	21.827253	43,127
Invesco V.I. High Yield Fund-Series I Shares - 1.10% series contract	1,855.724	22.387283	41,545
Invesco V.I. High Yield Fund-Series I Shares - 0.95% series contract	1,401.910	22.960252	32,188
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.40% series contract	67,968.290	30.545858	2,076,149
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.25% series contract	1,135.480	31.303604	35,545
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.10% series contract	473.531	32.078133	15,190
Invesco V.I. Small Cap Equity Fund-Series I Shares - 0.95% series contract	1,888.894	32.869895	62,088
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.40% series contract	51,763.409	15.632089	809,170
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.25% series contract	1,325.323	15.961096	21,154
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.10% series contract	92.137	16.296095	1,501
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 0.95% series contract	2,947.272	16.637374	49,035
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.40% series contract	22,528.267	13.305826	299,758
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.25% series contract	1,478.901	13.585832	20,092
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 0.95% series contract	3,479.749	14.161473	49,278
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract	105,274.845	16.266374	1,712,440
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 0.95% series contract	29,710.347	17.312477	514,360
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract	35,645.281	14.468792	515,744
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 0.95% series contract	5,116.099	15.399236	78,784
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I - 1.50% series contract	42.176	23.117417	976
VP Capital Appreciation Fund-Class I - 1.40% series contract	335,200.364	23.274918	7,801,761
VP Capital Appreciation Fund-Class I - 1.25% series contract	1,512.514	23.513241	35,564
VP Capital Appreciation Fund-Class I - 1.10% series contract	1,705.204	23.753397	40,504
VP Capital Appreciation Fund-Class I - 0.95% series contract	1,804.653	23.995406	43,303
VP Large Company Value Fund-Class I - 1.40% series contract	88,271.646	21.839096	1,927,772
VP Large Company Value Fund-Class I - 1.25% series contract	9,789.919	22.380762	219,106
VP Large Company Value Fund-Class I - 1.10% series contract	2,558.924	22.934502	58,688
VP Large Company Value Fund-Class I - 0.95% series contract	4,331.277	23.500669	101,788
VP Mid Cap Value Fund-Class I - 1.40% series contract	152,769.358	33.764588	5,158,195
VP Mid Cap Value Fund-Class I - 1.25% series contract	5,243.037	34.601965	181,419
VP Mid Cap Value Fund-Class I - 1.10% series contract	2,138.254	35.458105	75,818
VP Mid Cap Value Fund-Class I - 0.95% series contract	5,005.819	36.333065	181,877
VP Ultra® Fund-Class I - 1.50% series contract	28.158	46.119352	1,299
VP Ultra® Fund-Class I - 1.40% series contract	141,555.156	46.878599	6,635,907
VP Ultra® Fund-Class I - 1.10% series contract	3,620.038	49.229472	178,213
VP Ultra® Fund-Class I - 0.95% series contract	1,928.317	50.444191	97,272

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

As of December 31, 2020

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares - 1.40% series contract	38,334.347	$20.068949	$769,330
MidCap Stock Portfolio-Service Shares - 1.25% series contract	2,801.262	20.491358	57,402
MidCap Stock Portfolio-Service Shares - 1.10% series contract	1,966.497	20.921578	41,142
MidCap Stock Portfolio-Service Shares - 0.95% series contract	3,585.306	21.359765	76,581
Technology Growth Portfolio-Initial Shares - 1.50% series contract	15.959	60.551778	967
Technology Growth Portfolio-Initial Shares - 1.40% series contract	347,958.162	61.548768	21,416,396
Technology Growth Portfolio-Initial Shares - 1.25% series contract	1,246.267	63.075026	78,608
Technology Growth Portfolio-Initial Shares - 1.10% series contract	159.886	64.635374	10,334
Technology Growth Portfolio-Initial Shares - 0.95% series contract	1,149.544	66.230329	76,135
BNY Mellon Stock Index Fund, Inc.-Initial Shares - 1.50% series contract	3.481	41.788789	146
BNY Mellon Stock Index Fund, Inc.-Initial Shares - 1.40% series contract	1,100,980.409	42.788550	47,109,355
BNY Mellon Stock Index Fund, Inc.-Initial Shares - 1.25% series contract	2,657.003	35.263198	93,694
BNY Mellon Stock Index Fund, Inc.-Initial Shares - 1.10% series contract	7,603.208	45.930568	349,220
BNY Mellon Stock Index Fund, Inc.-Initial Shares - 0.95% series contract	7,149.690	47.583744	340,209
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares - 1.40% series contract	215,106.058	34.220597	7,361,058
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares - 1.10% series contract	2,061.589	36.733842	75,730
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares - 0.95% series contract	1,854.242	38.055631	70,564
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares - 1.40% series contract	187,778.162	43.529044	8,173,803
Appreciation Portfolio-Initial Shares - 1.25% series contract	6,232.858	36.234025	225,842
Appreciation Portfolio-Initial Shares - 1.10% series contract	467.878	46.725396	21,862
Appreciation Portfolio-Initial Shares - 0.95% series contract	718.822	48.406481	34,796
Government Money Market Portfolio - 1.40% series contract	2,168,119.351	1.093430	2,370,687
Government Money Market Portfolio - 1.10% series contract	37,361.788	1.166459	43,581
Government Money Market Portfolio - 0.95% series contract	49,932.202	1.203468	60,092
Growth and Income Portfolio-Initial Shares - 1.40% series contract	96,000.132	36.773126	3,530,224
Growth and Income Portfolio-Initial Shares - 1.10% series contract	305.155	39.473650	12,046
Growth and Income Portfolio-Initial Shares - 0.95% series contract	52.444	40.894229	2,145
Opportunistic Small Cap Portfolio-Initial Shares - 1.50% series contract	157.784	29.237798	4,613
Opportunistic Small Cap Portfolio-Initial Shares - 1.40% series contract	181,292.204	29.936648	5,427,281
Opportunistic Small Cap Portfolio-Initial Shares - 1.25% series contract	361.165	29.062120	10,496
Opportunistic Small Cap Portfolio-Initial Shares - 1.10% series contract	106.398	32.135669	3,419
Opportunistic Small Cap Portfolio-Initial Shares - 0.95% series contract	4.014	33.292847	134
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio - 1.40% series contract	42,995.195	22.231976	955,868
Calamos® Growth and Income Portfolio - 1.25% series contract	924.359	22.699761	20,983
Calamos® Growth and Income Portfolio - 0.95% series contract	7,448.854	23.661527	176,251
Davis Variable Account Fund, Inc.:
Davis Value Portfolio - 1.40% series contract	32,799.853	19.752528	647,879
Davis Value Portfolio - 1.25% series contract	2,893.380	20.168290	58,355
Davis Value Portfolio - 1.10% series contract	1,264.031	20.591736	26,029
Davis Value Portfolio - 0.95% series contract	1,530.317	21.023031	32,172
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A - 1.40% series contract	89,083.913	41.559829	3,702,312
DWS Small Cap Index VIP-Class A - 1.10% series contract	307.398	44.375034	13,641
DWS Small Cap Index VIP-Class A - 0.95% series contract	1,201.544	45.849925	55,091
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2 - 1.40% series contract	140,443.926	10.003590	1,404,944
Templeton Foreign VIP Fund-Class 2 - 1.25% series contract	1,381.410	10.214177	14,110
Templeton Foreign VIP Fund-Class 2 - 1.10% series contract	6,382.830	10.428674	66,564
Templeton Foreign VIP Fund-Class 2 - 0.95% series contract	12,959.287	10.647149	137,979
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.40% series contract	579,226.701	56.621270	32,796,551
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.25% series contract	7,237.555	45.783549	331,361
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.10% series contract	2,762.553	60.778768	167,905
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 0.95% series contract	5,086.502	62.965661	320,275
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.40% series contract	254,869.597	75.291243	19,189,449
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.25% series contract	617.906	60.946988	37,659
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.10% series contract	3,481.257	80.821591	281,361
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 0.95% series contract	1,612.015	83.729416	134,973
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.50% series contract	246.063	52.714650	12,971
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.40% series contract	315,207.517	53.883055	16,984,344
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.25% series contract	4,895.835	55.679608	272,598
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.10% series contract	667.934	57.532618	38,428
Janus Henderson VIT Forty Portfolio-Institutional Shares - 0.95% series contract	2,418.853	59.444924	143,789

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

As of December 31, 2020

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
Janus Aspen Series (Continued):
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 1.40% series contract	326,952.158	$30.534712	$9,983,390
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 1.25% series contract	75.156	24.219832	1,820
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 1.10% series contract	2,002.147	32.777483	65,625
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 0.95% series contract	13.356	33.956707	454
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 1.40% series contract	301,435.057	34.155244	10,295,588
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 1.25% series contract	4,372.745	28.390149	124,143
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 1.10% series contract	4,937.382	36.664009	181,024
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 0.95% series contract	5,168.737	37.983530	196,327
Janus Henderson VIT Research Portfolio-Institutional Shares - 1.50% series contract	22.428	45.502581	1,020
Janus Henderson VIT Research Portfolio-Institutional Shares - 1.40% series contract	326,400.918	46.590681	15,207,241
Janus Henderson VIT Research Portfolio-Institutional Shares - 1.10% series contract	2,654.046	50.012353	132,735
Janus Henderson VIT Research Portfolio-Institutional Shares - 0.95% series contract	282.681	51.812901	14,647
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I - 1.40% series contract	134,790.798	22.637779	3,051,364
Core Plus Fixed Income Portfolio-Class I - 1.25% series contract	13,771.207	21.810524	300,357
Core Plus Fixed Income Portfolio-Class I - 1.10% series contract	3,918.388	24.300000	95,217
Core Plus Fixed Income Portfolio-Class I - 0.95% series contract	3,683.022	25.174652	92,719
Discovery Portfolio-Class I - 1.40% series contract	44,246.653	68.567750	3,033,893
Discovery Portfolio-Class I - 1.10% series contract	68.185	71.480203	4,874
Discovery Portfolio-Class I - 0.95% series contract	921.520	72.976940	67,250
U.S. Real Estate Portfolio-Class I - 1.40% series contract	99,069.880	43.173937	4,277,237
U.S. Real Estate Portfolio-Class I - 1.25% series contract	2,230.549	42.261504	94,266
U.S. Real Estate Portfolio-Class I - 1.10% series contract	1,954.495	46.344770	90,581
U.S. Real Estate Portfolio-Class I - 0.95% series contract	1,256.911	48.013084	60,348
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class - 1.40% series contract	80,617.833	15.679073	1,264,013
PIMCO Real Return Portfolio-Administrative Class - 1.25% series contract	377.555	16.067927	6,067
PIMCO Real Return Portfolio-Administrative Class - 1.10% series contract	1,493.949	16.465403	24,598
PIMCO Real Return Portfolio-Administrative Class - 0.95% series contract	7,636.248	16.871796	128,837
PIMCO Total Return Portfolio-Administrative Class - 1.40% series contract	213,664.379	17.686765	3,779,031
PIMCO Total Return Portfolio-Administrative Class - 1.25% series contract	7,439.281	18.125375	134,840
PIMCO Total Return Portfolio-Administrative Class - 1.10% series contract	13,111.101	18.573760	243,522
PIMCO Total Return Portfolio-Administrative Class - 0.95% series contract	19,375.732	19.032133	368,762
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series - 1.50% series contract	43.495	16.628610	723
Timothy Plan Conservative Growth Portfolio Variable Series - 1.40% series contract	36,470.494	16.945841	618,023
Timothy Plan Strategic Growth Portfolio Variable Series - 1.50% series contract	46.299	16.479404	763
Timothy Plan Strategic Growth Portfolio Variable Series - 1.40% series contract	41,803.949	16.793671	702,042
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund - 1.40% series contract	39,162.410	12.187559	477,294
Wilshire Global Allocation Fund - 1.25% series contract	2,122.229	12.226205	25,947
Wilshire Global Allocation Fund - 1.10% series contract	1,157.293	12.264867	14,194

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2020

	Dividends from Investments in Portfolio Shares	Mortality and Expense Risk Fee (Note 3)	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Gain (Loss) on Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series I Shares	$0	$25,516	$(25,516)	$23,366	$274,519	$293,899	$591,784	$566,268
Invesco Oppenheimer V.I. Conservative Balanced Fund-Series I Shares	21,051	13,166	7,885	55,302	23,392	35,678	114,372	122,257
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund-Series I Shares	0	85,848	(85,848)	202,042	0	3,363,111	3,565,153	3,479,305
Invesco Oppenheimer V.I. Main Street Fund®-Series I Shares	30,558	29,261	1,297	(35,259)	201,242	77,302	243,285	244,582
Invesco V.I. American Value Fund-Series I Shares	44,271	68,558	(24,287)	32,164	47,180	(143,193)	(63,849)	(88,136)
Invesco V.I. Comstock Fund-Series I Shares	107,389	62,058	45,331	64,707	117,812	(452,142)	(269,623)	(224,292)
Invesco V.I. Core Equity Fund-Series I Shares	47,536	49,619	(2,083)	72,880	820,029	(479,497)	413,412	411,329
Invesco V.I. Diversified Dividend Fund-Series I Shares	38,025	17,602	20,423	4,492	31,623	(64,439)	(28,324)	(7,901)
Invesco V.I. Health Care Fund-Series I Shares	9,250	42,934	(33,684)	(87,811)	70,413	421,798	404,400	370,716
Invesco V.I. High Yield Fund-Series I Shares	58,861	14,301	44,560	(18,964)	0	(6,065)	(25,029)	19,531
Invesco V.I. Mid Cap Growth Fund-Series I Shares	0	37,195	(37,195)	(1,852,127)	2,324,530	(933,008)	(460,605)	(497,800)
Invesco V.I. Small Cap Equity Fund-Series I Shares	6,499	25,887	(19,388)	(101,730)	161,918	409,582	469,770	450,382
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	16,838	12,701	4,137	(26,567)	10,780	68,688	52,901	57,038
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	6,367	4,946	1,421	(1,264)	2,037	15,645	16,418	17,839
Morningstar Growth ETF Asset Allocation Portfolio-Class II	40,743	25,577	15,166	17,563	58,287	72,947	148,797	163,963
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	11,741	7,430	4,312	(7,267)	6,592	33,593	32,918	37,230
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	0	92,654	(92,654)	121,116	727,287	1,638,418	2,486,821	2,394,167
VP Large Company Value Fund-Class I	36,908	28,983	7,925	64,315	18,296	(78,001)	4,610	12,535
VP Mid Cap Value Fund-Class I	95,565	74,453	21,113	205,953	0	(317,243)	(111,290)	(90,177)
VP Ultra® Fund-Class I	0	83,070	(83,070)	555,725	538,354	1,329,984	2,424,063	2,340,993
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	4,440	10,994	(6,554)	(21,328)	0	92,849	71,521	64,967
Technology Growth Portfolio-Initial Shares	43,572	243,554	(199,983)	2,203,490	1,738,835	5,410,990	9,353,315	9,153,332
BNY Mellon Stock Index Fund, Inc.-Initial Shares	673,384	603,377	70,007	3,512,832	2,694,437	325,653	6,532,922	6,602,929
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	74,359	95,140	(20,781)	353,576	80,694	1,015,005	1,449,275	1,428,494
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	60,313	107,087	(46,773)	(23,780)	633,485	1,015,996	1,625,701	1,578,928
Government Money Market Portfolio	4,485	29,104	(24,619)	0	0	0	0	(24,619)
Growth and Income Portfolio-Initial Shares	23,925	44,306	(20,381)	166,152	231,640	287,536	685,328	664,947
Opportunistic Small Cap Portfolio-Initial Shares	31,413	65,958	(34,546)	412,699	0	316,039	728,738	694,192
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	5,093	14,063	(8,970)	27,864	6,371	184,697	218,932	209,962
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	4,859	9,746	(4,886)	(56,385)	19,437	95,178	58,230	53,344
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	37,525	44,250	(6,725)	(152,571)	347,259	389,511	584,199	577,474
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	56,743	21,620	35,123	(81,280)	0	(47,146)	(128,426)	(93,303)
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	575,730	453,665	122,065	1,512,780	520,208	1,711,226	3,744,214	3,866,279
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	12,623	245,032	(232,409)	1,731,020	1,254,709	171,530	3,157,259	2,924,850
Janus Henderson VIT Forty Portfolio-Institutional Shares	43,107	218,508	(175,401)	639,451	1,115,641	3,449,019	5,204,111	5,028,710
Janus Henderson VIT Global Research Portfolio-Institutional Shares	63,725	123,557	(59,831)	460,431	463,587	695,698	1,619,716	1,559,885
Janus Henderson VIT Overseas Portfolio-Institutional Shares	128,611	132,668	(4,057)	(168,454)	0	1,490,359	1,321,905	1,317,848
Janus Henderson VIT Research Portfolio-Institutional Shares	55,855	192,027	(136,171)	1,043,989	1,111,213	1,794,623	3,949,825	3,813,654
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	103,681	49,869	53,812	74,709	37,901	56,988	169,598	223,410
Discovery Portfolio-Class I	0	28,500	(28,500)	326,245	229,171	1,355,897	1,911,313	1,882,813
U.S. Real Estate Portfolio-Class I	135,200	67,155	68,045	272,562	134,225	(1,696,141)	(1,289,354)	(1,221,309)
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	20,893	20,040	853	16,003	0	125,730	141,733	142,586
PIMCO Total Return Portfolio-Administrative Class	92,415	58,199	34,216	2,439	48,005	222,273	272,717	306,933
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series	4,326	8,495	(4,169)	(12,939)	21,736	29,131	37,928	33,759
Timothy Plan Strategic Growth Portfolio Variable Series	3,463	9,140	(5,677)	3,480	31,899	18,932	54,311	48,634
Wilshire Variable Insurance Trust:
Wilshire Global Allocaiton Fund	18,221	7,426	10,795	11,625	0	24,742	36,367	47,162

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2020

	Changes From Operations					Changes From Principal Transactions
	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations	Contract Purchase Payments	Contract Redemptions	Net Transfers To (From) Subaccounts and Fixed Accounts	Net Increase (Decrease) in Net Assets From Principal Transactions	Net Increase (Decrease) in Net Assets	Net Assets Beginning of Period	Net Assets End of Period
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series I Shares	$(25,516)	$23,366	$274,519	$293,899	$566,268	$40,188	$199,661	$(101,556)	$(261,029)	$305,239	$1,755,696	$2,060,935
Invesco Oppenheimer V.I. Conservative Balanced Fund-Series I Shares	7,885	55,302	23,392	35,678	122,257	25,509	149,630	135,590	11,469	133,726	931,508	1,065,234
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund-Series I Shares	(85,848)	202,042	0	3,363,111	3,479,305	88,492	552,349	7,333,445	6,869,588	10,348,893	0	10,348,893
Invesco Oppenheimer V.I. Main Street Fund®-Series I Shares	1,297	(35,259)	201,242	77,302	244,582	40,346	294,229	(39,871)	(293,753)	(49,171)	2,308,145	2,258,974
Invesco V.I. American Value Fund-Series I Shares	(24,287)	32,164	47,180	(143,193)	(88,136)	103,894	271,877	(146,059)	(314,042)	(402,178)	5,970,272	5,568,094
Invesco V.I. Comstock Fund-Series I Shares	45,331	64,707	117,812	(452,142)	(224,292)	98,819	481,488	(99,761)	(482,431)	(706,723)	5,586,152	4,879,429
Invesco V.I. Core Equity Fund-Series I Shares	(2,083)	72,880	820,029	(479,497)	411,329	50,106	337,102	(3,761)	(290,758)	120,571	3,742,111	3,862,682
Invesco V.I. Diversified Dividend Fund-Series I Shares	20,423	4,492	31,623	(64,439)	(7,901)	30,179	184,073	1,512	(152,382)	(160,283)	1,455,933	1,295,650
Invesco V.I. Health Care Fund-Series I Shares	(33,684)	(87,811)	70,413	421,798	370,716	62,918	368,814	(213,438)	(519,335)	(148,619)	3,284,227	3,135,608
Invesco V.I. High Yield Fund-Series I Shares	44,560	(18,964)	0	(6,065)	19,531	26,899	207,677	43,370	(137,408)	(117,877)	1,158,407	1,040,530
Invesco V.I. Mid Cap Growth Fund-Series I Shares	(37,195)	(1,852,127)	2,324,530	(933,008)	(497,800)	60,838	267,441	(7,869,711)	(8,076,315)	(8,574,115)	8,574,115	0
Invesco V.I. Small Cap Equity Fund-Series I Shares	(19,388)	(101,730)	161,918	409,582	450,382	40,112	231,678	(147,877)	(339,443)	110,939	2,078,033	2,188,972
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	4,137	(26,567)	10,780	68,688	57,038	36,356	139,590	(112,330)	(215,564)	(158,526)	1,039,386	880,860
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	1,421	(1,264)	2,037	15,645	17,839	13,279	61,949	25,019	(23,651)	(5,812)	374,940	369,128
Morningstar Growth ETF Asset Allocation Portfolio-Class II	15,166	17,563	58,287	72,947	163,963	72,508	197,438	(610)	(125,539)	38,424	2,188,376	2,226,800
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	4,312	(7,267)	6,592	33,593	37,230	10,961	46,961	34,318	(1,681)	35,549	558,979	594,528
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	(92,654)	121,116	727,287	1,638,418	2,394,167	94,050	665,875	(279,130)	(850,955)	1,543,212	6,378,896	7,922,108
VP Large Company Value Fund-Class I	7,925	64,315	18,296	(78,001)	12,535	53,496	217,052	24,218	(139,337)	(126,802)	2,434,156	2,307,354
VP Mid Cap Value Fund-Class I	21,113	205,953	0	(317,243)	(90,177)	105,317	772,912	(211,703)	(879,298)	(969,475)	6,566,784	5,597,309
VP Ultra® Fund-Class I	(83,070)	555,725	538,354	1,329,984	2,340,993	77,105	626,251	(227,930)	(777,075)	1,563,918	5,348,773	6,912,691
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	(6,554)	(21,328)	0	92,849	64,967	23,891	58,133	(7,634)	(41,876)	23,091	921,364	944,455
Technology Growth Portfolio-Initial Shares	(199,983)	2,203,490	1,738,835	5,410,990	9,153,332	159,869	1,281,767	(1,133,369)	(2,255,266)	6,898,066	14,684,374	21,582,440
BNY Mellon Stock Index Fund, Inc.-Initial Shares	70,007	3,512,832	2,694,437	325,653	6,602,929	569,684	3,781,772	(1,198,232)	(4,410,320)	2,192,609	45,700,015	47,892,624
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	(20,781)	353,576	80,694	1,015,005	1,428,494	64,499	675,595	(20,965)	(632,061)	796,433	6,710,919	7,507,352
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	(46,773)	(23,780)	633,485	1,015,996	1,578,928	106,434	762,095	(200,128)	(855,790)	723,138	7,733,165	8,456,303
Government Money Market Portfolio	(24,619)	0	0	0	(24,619)	28,792	597,489	924,182	355,485	330,866	2,143,494	2,474,360
Growth and Income Portfolio-Initial Shares	(20,381)	166,152	231,640	287,536	664,947	30,176	375,003	(143,779)	(488,605)	176,342	3,368,073	3,544,415
Opportunistic Small Cap Portfolio-Initial Shares	(34,546)	412,699	0	316,039	694,192	78,539	722,245	(333,607)	(977,313)	(283,121)	5,729,064	5,445,943
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	(8,970)	27,864	6,371	184,697	209,962	33,224	165,237	(15,527)	(147,540)	62,422	1,090,680	1,153,102
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	(4,886)	(56,385)	19,437	95,178	53,344	30,066	82,002	(73,992)	(125,928)	(72,584)	837,019	764,435
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	(6,725)	(152,571)	347,259	389,511	577,474	75,491	262,974	(143,459)	(330,942)	246,532	3,524,512	3,771,044
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	35,123	(81,280)	0	(47,146)	(93,303)	53,728	224,141	(134,876)	(305,289)	(398,592)	2,022,189	1,623,597
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	122,065	1,512,780	520,208	1,711,226	3,866,279	428,530	4,086,165	(576,040)	(4,233,675)	(367,396)	33,983,488	33,616,092
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	(232,409)	1,731,020	1,254,709	171,530	2,924,850	188,419	2,275,489	(688,412)	(2,775,482)	149,368	19,494,074	19,643,442
Janus Henderson VIT Forty Portfolio-Institutional Shares	(175,401)	639,451	1,115,641	3,449,019	5,028,710	138,074	2,199,929	(452,874)	(2,514,728)	2,513,982	14,938,148	17,452,130
Janus Henderson VIT Global Research Portfolio-Institutional Shares	(59,831)	460,431	463,587	695,698	1,559,885	122,926	702,462	(91,077)	(670,613)	889,272	9,162,017	10,051,289
Janus Henderson VIT Overseas Portfolio-Institutional Shares	(4,057)	(168,454)	0	1,490,359	1,317,848	252,531	1,236,154	(419,832)	(1,403,455)	(85,607)	10,882,689	10,797,082
Janus Henderson VIT Research Portfolio-Institutional Shares	(136,171)	1,043,989	1,111,213	1,794,623	3,813,654	142,630	1,351,600	(530,030)	(1,739,000)	2,074,654	13,280,989	15,355,643
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	53,812	74,709	37,901	56,988	223,410	74,473	462,675	(12,092)	(400,296)	(176,886)	3,716,543	3,539,657
Discovery Portfolio-Class I	(28,500)	326,245	229,171	1,355,897	1,882,813	40,164	396,881	376,647	19,930	1,902,743	1,203,274	3,106,017
U.S. Real Estate Portfolio-Class I	68,045	272,562	134,225	(1,696,141)	(1,221,309)	108,924	621,018	(290,527)	(802,621)	(2,023,930)	6,546,362	4,522,432
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	853	16,003	0	125,730	142,586	36,766	220,842	(619)	(184,695)	(42,109)	1,465,624	1,423,515
PIMCO Total Return Portfolio-Administrative Class	34,216	2,439	48,005	222,273	306,933	135,053	669,830	449,945	(84,832)	222,101	4,304,054	4,526,155
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series	(4,169)	(12,939)	21,736	29,131	33,759	8,379	81,861	478	(73,005)	(39,246)	657,992	618,746
Timothy Plan Strategic Growth Portfolio Variable Series	(5,677)	3,480	31,899	18,932	48,634	7,324	58,663	(8,465)	(59,803)	(11,169)	713,974	702,805
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	10,795	11,625	0	24,742	47,162	13,450	112,836	(37,622)	(137,007)	(89,845)	607,280	517,435

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2019

	Changes From Operations					Changes From Principal Transactions
	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations	Contract Purchase Payments	Contract Redemptions	Net Transfers To (From) Subaccounts and Fixed Accounts	Net Increase (Decrease) in Net Assets From Principal Transactions	Net Increase (Decrease) in Net Assets	Net Assets Beginning of Period	Net Assets End of Period
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series I Shares	$(23,148)	$15,903	$166,542	$352,388	$511,685	$37,311	$197,750	$(173,860)	$(334,299)	$177,386	$1,578,310	$1,755,696
Invesco Oppenheimer V.I. Conservative Balanced Fund-Series I Shares	8,367	28,526	14,887	82,781	134,561	25,596	106,306	3,457	(77,253)	57,308	874,200	931,508
Invesco Oppenheimer V.I. Main Street Fund®-Series I Shares	(6,668)	37,669	361,374	185,148	577,523	56,630	343,039	45,312	(241,097)	336,426	1,971,719	2,308,145
Invesco V.I. American Value Fund-Series I Shares	(43,012)	436,886	422,350	434,569	1,250,793	144,674	1,015,750	(92,101)	(963,177)	287,616	5,682,656	5,970,272
Invesco V.I. Comstock Fund-Series I Shares	28,404	325,828	674,507	120,964	1,149,703	104,547	919,139	117,857	(696,734)	452,969	5,133,183	5,586,152
Invesco V.I. Core Equity Fund-Series I Shares	(19,502)	428,998	499,193	100,920	1,009,609	55,592	737,975	(605,738)	(1,288,121)	(278,512)	4,020,623	3,742,111
Invesco V.I. Diversified Dividend Fund-Series I Shares	20,339	38,547	72,818	148,073	279,777	47,243	157,021	43,789	(65,990)	213,787	1,242,146	1,455,933
Invesco V.I. Health Care Fund-Series I Shares	(40,464)	(147,610)	69,149	922,387	803,462	59,248	356,187	(69,767)	(366,705)	436,757	2,847,470	3,284,227
Invesco V.I. High Yield Fund-Series I Shares	50,231	(13,688)	0	103,156	139,699	35,836	245,805	28,481	(181,488)	(41,789)	1,200,196	1,158,407
Invesco V.I. Mid Cap Growth Fund-Series I Shares	(119,064)	416,677	1,250,444	770,520	2,318,577	196,095	1,262,251	(66,563)	(1,132,719)	1,185,858	7,388,257	8,574,115
Invesco V.I. Small Cap Equity Fund-Series I Shares	(28,329)	(96,679)	244,917	331,703	451,612	55,801	289,061	(30,633)	(263,894)	187,718	1,890,315	2,078,033
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	6,106	(15,744)	20,158	130,779	141,299	37,777	128,678	(4,247)	(95,148)	46,151	993,235	1,039,386
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	2,326	(911)	2,832	23,412	27,659	26,236	25,270	9,412	10,377	38,036	336,904	374,940
Morningstar Growth ETF Asset Allocation Portfolio-Class II	9,621	35,947	96,723	210,510	352,801	89,209	254,898	49,082	(116,606)	236,195	1,952,181	2,188,376
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	4,053	(2,111)	12,452	42,490	56,884	23,267	26,223	70	(2,886)	53,998	504,981	558,979
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	(88,928)	62,723	1,067,670	731,160	1,772,625	124,767	842,429	(75,209)	(792,871)	979,754	5,399,142	6,378,896
VP Large Company Value Fund-Class I	17,141	136,420	59,762	324,017	537,340	64,812	268,445	(80,919)	(284,552)	252,788	2,181,368	2,434,156
VP Mid Cap Value Fund-Class I	44,142	353,886	699,946	448,604	1,546,578	122,236	972,098	(153,647)	(1,003,509)	543,069	6,023,715	6,566,784
VP Ultra® Fund-Class I	(68,425)	483,662	514,457	412,196	1,341,890	95,691	644,457	291,335	(257,430)	1,084,460	4,264,313	5,348,773
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	(7,189)	(6,401)	52,419	83,379	122,208	29,233	51,263	165,832	143,802	266,010	655,354	921,364
Technology Growth Portfolio-Initial Shares	(205,382)	1,242,676	1,694,206	327,221	3,058,721	185,931	1,597,836	(168,197)	(1,580,102)	1,478,619	13,205,755	14,684,374
BNY Mellon Stock Index Fund, Inc.-Initial Shares	133,209	2,508,762	2,194,088	6,107,440	10,943,499	702,801	4,770,146	(152,980)	(4,220,325)	6,723,174	38,976,841	45,700,015
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	5,112	153,070	207,220	1,379,314	1,744,716	83,500	611,141	(59,271)	(586,913)	1,157,803	5,553,116	6,710,919
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	(17,729)	148,255	872,343	1,206,214	2,209,083	127,111	1,320,588	(225,704)	(1,419,181)	789,902	6,943,263	7,733,165
Government Money Market Portfolio	5,120	0	0	0	5,120	53,621	273,692	(98,315)	(318,386)	(313,266)	2,456,760	2,143,494
Growth and Income Portfolio-Initial Shares	(11,165)	264,208	397,071	162,956	813,070	34,578	627,623	(20,974)	(614,019)	199,051	3,169,022	3,368,073
Opportunistic Small Cap Portfolio-Initial Shares	(79,218)	405,971	1,002,748	(304,915)	1,024,586	109,913	706,542	79,755	(516,874)	507,712	5,221,352	5,729,064
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	3,887	33,472	18,193	192,556	248,108	45,298	276,776	(82,231)	(313,709)	(65,601)	1,156,281	1,090,680
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	1,160	(107,255)	39,418	278,596	211,919	35,106	114,476	(64,819)	(144,190)	67,729	769,290	837,019
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	(10,410)	(29,355)	327,326	462,097	749,658	107,027	598,310	(130,250)	(621,532)	128,126	3,396,386	3,524,512
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	7,427	(79,021)	20,065	259,507	207,978	77,849	237,288	100,307	(59,131)	148,847	1,873,342	2,022,189
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	161,523	1,443,504	917,391	3,816,243	6,338,661	529,487	4,830,362	(227,841)	(4,528,716)	1,809,945	32,173,543	33,983,488
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	(222,776)	1,205,996	1,068,124	3,077,265	5,128,609	227,408	1,879,740	368,091	(1,284,240)	3,844,369	15,649,705	19,494,074
Janus Henderson VIT Forty Portfolio-Institutional Shares	(178,349)	100,139	1,135,632	3,151,559	4,208,981	198,989	1,826,596	(174,713)	(1,802,320)	2,406,661	12,531,487	14,938,148
Janus Henderson VIT Global Research Portfolio-Institutional Shares	(37,840)	576,661	541,053	1,029,507	2,109,381	154,910	759,795	(353,276)	(958,161)	1,151,220	8,010,797	9,162,017
Janus Henderson VIT Overseas Portfolio-Institutional Shares	51,265	(402,683)	0	2,713,913	2,362,495	347,163	1,561,285	(349,609)	(1,563,731)	798,764	10,083,925	10,882,689
Janus Henderson VIT Research Portfolio-Institutional Shares	(119,978)	621,201	1,312,354	1,751,662	3,565,239	170,164	1,411,057	(67,035)	(1,307,929)	2,257,310	11,023,679	13,280,989
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	101,004	41,053	0	187,584	329,641	88,184	324,893	59,215	(177,496)	152,145	3,564,398	3,716,543
Discovery Portfolio-Class I	(20,746)	140,971	204,616	111,689	436,530	34,818	264,851	(199,736)	(429,768)	6,762	1,196,512	1,203,274
U.S. Real Estate Portfolio-Class I	32,564	506,563	244,404	226,139	1,009,670	149,392	704,695	97,792	(457,511)	552,159	5,994,203	6,546,362
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	5,306	(37,823)	0	162,951	130,434	58,173	430,579	(253,735)	(626,141)	(495,707)	1,961,331	1,465,624
PIMCO Total Return Portfolio-Administrative Class	73,383	(40,603)	0	260,179	292,959	186,908	538,464	76,882	(274,673)	18,286	4,285,768	4,304,054
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series	(1,535)	(3,815)	26,445	61,216	82,311	9,150	24,640	1,323	(14,168)	68,143	589,849	657,992
Timothy Plan Strategic Growth Portfolio Variable Series	(4,850)	6,463	7,103	107,782	116,498	14,079	79,974	(97)	(65,992)	50,506	663,468	713,974
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	1,442	5,598	23,843	63,628	94,511	15,998	72,776	(44,960)	(101,738)	(7,227)	614,507	607,280

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS

December 31, 2020

(1)	ORGANIZATION

Annuity Investors Variable Account B (the “Account”) is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account was established on December 19, 1996 and commenced operations on July 15, 1997 as a segregated investment account for individual and group variable annuity contracts, which are registered under the Securities Act of 1933. The operations of the Account are included in the operations of Annuity Investors Life Insurance Company (the “Company”) pursuant to the provisions of the Ohio Insurance Code. The Company is a subsidiary of Great American Life Insurance Company (“GALIC”) and is an indirect wholly-owned subsidiary of Great American Financial Resources, Inc., (“GAFRI”). GAFRI is a financial services holding company wholly-owned by American Financial Group, Inc., (“AFG”). The Company is licensed in 48 states and the District of Columbia.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

At December 31, 2020 and for the two year period then ended, the following investment options or funds, each representing a sub-account of the Account, were available:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):

•	Invesco Oppenheimer V.I. Capital Appreciation Fund-Series I Shares

•	Invesco Oppenheimer V.I. Conservative Balanced Fund-Series I Shares

•	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund-Series I Shares

•	Invesco Oppenheimer V.I. Main Street Fund®-Series I Shares

•	Invesco V.I. American Value Fund-Series I Shares

•	Invesco V.I. Comstock Fund-Series I Shares

•	Invesco V.I. Core Equity Fund-Series I Shares

•	Invesco V.I. Diversified Dividend Fund-Series I Shares

•	Invesco V.I. Health Care Fund-Series I Shares

•	Invesco V.I. High Yield Fund-Series I Shares

•	Invesco V.I. Small Cap Equity Fund-Series I Shares

ALPS Variable Investment Trust:

•	Morningstar Balanced ETF Asset Allocation Portfolio-Class II

•	Morningstar Conservative ETF Asset Allocation Portfolio-Class II

•	Morningstar Growth ETF Asset Allocation Portfolio-Class II

•	Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II

American Century Variable Portfolios, Inc.:

•	VP Capital Appreciation Fund-Class I

•	VP Large Company Value Fund-Class I

•	VP Mid Cap Value Fund-Class I

•	VP Ultra® Fund-Class I

BNY Mellon Investment Portfolios:

•	MidCap Stock Portfolio-Service Shares

•	Technology Growth Portfolio-Initial Shares

BNY Mellon Stock Index Fund, Inc. – Initial Shares

BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Initial Shares

BNY Mellon Variable Investment Fund:

•	Appreciation Portfolio-Initial Shares

•	Government Money Market Portfolio

•	Growth and Income Portfolio-Initial Shares

•	Opportunistic Small Cap Portfolio-Initial Shares

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(1)	ORGANIZATION - Continued

Calamos® Advisors Trust:

•	Calamos® Growth and Income Portfolio

Davis Variable Account Fund, Inc.:

•	Davis Value Portfolio

Deutsche DWS Investments VIT Funds:

•	DWS Small Cap Index VIP-Class A

Franklin Templeton Variable Insurance Products Trust:

•	Templeton Foreign VIP Fund-Class 2

Janus Aspen Series:

•	Janus Henderson VIT Balanced Portfolio-Institutional Shares

•	Janus Henderson VIT Enterprise Portfolio-Institutional Shares

•	Janus Henderson VIT Forty Portfolio-Institutional Shares

•	Janus Henderson VIT Global Research Portfolio-Institutional Shares

•	Janus Henderson VIT Overseas Portfolio-Institutional Shares

•	Janus Henderson VIT Research Portfolio-Institutional Shares

Morgan Stanley Variable Insurance Fund, Inc.:

•	Core Plus Fixed Income Portfolio-Class I

•	Discovery Portfolio-Class I

•	U.S. Real Estate Portfolio-Class I

PIMCO Variable Insurance Trust:

•	PIMCO Real Return Portfolio-Administrative Class Shares

•	PIMCO Total Return Portfolio-Administrative Class Shares

The Timothy Plan:

•	Timothy Plan Conservative Growth Portfolio Variable Series

•	Timothy Plan Strategic Growth Portfolio Variable Series

Wilshire Variable Insurance Trust:

•	Wilshire Global Allocation Fund

AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Effective April 30, 2020, Invesco V.I. Mid Cap Growth Fund merged into Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund.

Dreyfus Investment Portfolios: Effective on or about June 3, 2019, Dreyfus Investment Portfolios was renamed BNY Mellon Investment Portfolios. There was no change in the names of the following funds: MidCap Stock Portfolio and Technology Growth Portfolio.

Dreyfus Stock Index Fund, Inc.: Effective on or about June 3, 2019, Dreyfus Stock Index Fund, Inc. was renamed BNY Mellon Stock Index Fund, Inc.

The Dreyfus Sustainable U.S. Equity Portfolio, Inc.: Effective on or about June 3, 2019, The Dreyfus Sustainable U.S. Equity Portfolio, Inc. was renamed BNY Mellon Sustainable U.S. Equity Portfolio, Inc.

Dreyfus Variable Investment Fund: Effective on or about June 3, 2019, Dreyfus Variable Investment Fund was renamed BNY Mellon Variable Investment Fund. There was no change in the names of the following funds: Appreciation Portfolio, Government Money Market Portfolio, Growth and Income Portfolio, and Opportunistic Small Cap Portfolio.

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(1)	ORGANIZATION - Continued

Oppenheimer Variable Account Funds: On or about May 24, 2019, each fund of Oppenheimer Variable Account Funds merged into a corresponding, newly formed fund of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) listed below. Non-Service shares were re-designated as Series I Shares and Service shares were re-designated as Series II shares.

•	Oppenheimer Capital Appreciation Fund/VA merged into Invesco Oppenheimer V.I. Capital Appreciation Fund.

•	Oppenheimer Conservative Balanced Fund/VA merged into Invesco Oppenheimer V.I. Conservative Balanced Fund.

•	Oppenheimer Main Street Fund® /VA merged into Invesco Oppenheimer V.I. Main Street Fund®.

Morgan Stanley Variable Insurance Fund, Inc.: Effective April 30, 2019, Mid Cap Growth Portfolio was renamed Discovery Portfolio.

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates.

Fair Value Measurements

Accounting standards for measuring fair value are based on inputs used in estimating fair value. The three levels of the hierarchy are as follows:

Level 1 – Quoted prices for identical assets or liabilities in active markets (markets in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis).

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar assets or liabilities in inactive markets (markets in which there are few transactions, the prices are not current, price quotations vary substantially over time or among market makers, or in which little information is released publicly); and valuations based on other significant inputs that are observable in active markets.

Level 3 – Valuations derived from market valuation techniques generally consistent with those used to estimate the fair values of Level 2 financial instruments in which one or more significant inputs are unobservable. The unobservable inputs may include management’s own assumptions about the assumptions market participants would use based on the best information available in the circumstances.

The Account’s investments in the sub-accounts are valued in accordance with the fair value accounting standards hierarchy as Level 2. The Funds are not considered Level 1 as they are not traded in the open market; rather the Company purchases and redeems shares at net asset value with the Funds.

Investments

Investments are stated at fair value as determined by the closing net asset values of the respective portfolios. Net asset value is quoted by the fund company and is derived using the fair value of the underlying investments. Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Income from dividends is recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis. The Account does not hold any investments that are restricted as to resale.

Net investment income (loss), net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract’s pro rata share of the assets of the Account as of the beginning of the valuation date.

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Continued

Federal Income Taxes

No provision for federal income taxes has been made in the accompanying financial statements as the operations of the Account are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under Subchapter L of the Internal Revenue Code. Net investment income (loss) and realized gains (losses) will be retained in the Account and will not be taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

Net Assets Attributable to Variable Annuity Contract Holders

The variable annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (loss), net realized gain (loss) and unrealized appreciation (depreciation) on investments.

(3)	DEDUCTIONS AND EXPENSES

Although periodic annuitization payments to contract owners vary according to the investment performance of the sub-accounts, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

The mortality risk assumed by the Company results from the life annuity payment option in the contracts, in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses.

Under each contract, the Company deducts a fee from the Account each day for assuming the mortality and expense risks. These fees are equal on an annual basis to a percentage of the daily value of the total investments of the Account. In connection with certain contracts in which the Company incurs reduced sales and servicing expenses, such as contracts offered to active employees of the Company or any of its subsidiaries and/or affiliates, the Company may offer enhanced contracts.

(3)	DEDUCTIONS AND EXPENSES

The following schedule lists aggregate fees deducted by contract type for the year ended December 31, 2020:

1.50% Series Contracts	$370
1.40% Series Contracts	3,599,988
1.25% Series Contracts	32,020
1.10% Series Contracts	28,583
0.95% Series Contracts	44,275

$3,705,236

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(3)	DEDUCTIONS AND EXPENSES - Continued

Pursuant to an administrative agreement between GAFRI and the Company, GAFRI subsidiaries provide sales and administrative services to the Company and the Account. The Company may deduct a percentage of purchase payments surrendered to cover sales expenses. The percentage ranges from 0% to a maximum of 8.0% depending on the product and based upon the number of years the purchase payment has been held.

In addition, the Company may deduct units from contracts annually and upon full surrender to cover an administrative fee ranging from $30 to $40 per contract. These fees totaled $118,702 for the year ended December 31, 2020.

(4)	OTHER

Other Transactions with Affiliates

Great American Advisors, Inc. (GAA), an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company. All commissions and amounts paid to GAA for acting as underwriter are paid by the Company.

Subsequent Events

Management of the Account has evaluated all other events occurring after December 31, 2020 through April 26, 2021, the date the financial statements were available to be issued, to determine whether any event required either recognition or disclosure in the financial statements. AFG announced on January 27, 2021, that it entered into a definitive agreement to sell the Company’s parent, GALIC, a wholly owned subsidiary of GAFRI, to Massachusetts Mutual Life Insurance Company for $3.5 billion in cash, subject to final closing adjustments. The sale includes the Company and the parent’s other insurance subsidiary. The agreement is expected to close in the second quarter of 2021.

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(5)	PURCHASES AND SALES OF INVESTMENT IN PORTFOLIO SHARES

The aggregate cost of purchases and proceeds from sales of investments in all portfolio shares for the periods ended (refer to the 2020 Statements of Changes in Net Assets for applicable periods) December 31, 2020, are as follows:

	Cost of	Proceeds
	Purchases	from Sales
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series I Shares	$314,871	$326,897
Invesco Oppenheimer V.I. Conservative Balanced Fund-Series I Shares	215,549	172,803
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund-Series I Shares	7,844,274	1,060,534
Invesco Oppenheimer V.I. Main Street Fund®-Series I Shares	273,079	364,293
Invesco V.I. American Value Fund-Series I Shares	290,696	581,845
Invesco V.I. Comstock Fund-Series I Shares	503,329	822,617
Invesco V.I. Core Equity Fund-Series I Shares	911,779	384,591
Invesco V.I. Diversified Dividend Fund-Series I Shares	393,837	494,173
Invesco V.I. Health Care Fund-Series I Shares	207,919	690,525
Invesco V.I. High Yield Fund-Series I Shares	144,751	237,599
Invesco V.I. Mid Cap Growth Fund-Series I Shares	2,359,605	8,148,585
Invesco V.I. Small Cap Equity Fund-Series I Shares	219,486	416,399
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	73,395	274,042
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	50,915	71,108
Morningstar Growth ETF Asset Allocation Portfolio-Class II	149,275	201,361
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	67,112	57,889
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	971,969	1,188,291
VP Large Company Value Fund-Class I	148,003	261,119
VP Mid Cap Value Fund-Class I	445,109	1,303,294
VP Ultra® Fund-Class I	1,117,529	1,439,320
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	107,989	156,419
Technology Growth Portfolio-Initial Shares	2,445,505	3,161,919
BNY Mellon Stock Index Fund, Inc.-Initial Shares	3,679,708	5,325,584
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	185,256	757,404
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	782,043	1,051,121
Government Money Market Portfolio	1,223,178	892,312
Growth and Income Portfolio-Initial Shares	279,249	556,595
Opportunistic Small Cap Portfolio-Initial Shares	213,586	1,225,445
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	37,589	187,728
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	49,195	160,572
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	807,365	797,773
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	204,015	474,181
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	1,373,755	4,965,157
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	1,406,721	3,159,903
Janus Henderson VIT Forty Portfolio-Institutional Shares	1,263,321	2,837,809
Janus Henderson VIT Global Research Portfolio-Institutional Shares	571,281	838,138
Janus Henderson VIT Overseas Portfolio-Institutional Shares	407,337	1,814,849
Janus Henderson VIT Research Portfolio-Institutional Shares	1,261,856	2,025,814
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	446,239	754,822
Discovery Portfolio-Class I	1,022,583	801,982
U.S. Real Estate Portfolio-Class I	414,616	1,014,967
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	117,704	301,546
PIMCO Total Return Portfolio-Administrative Class	1,021,313	1,023,924
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series	33,623	89,061
Timothy Plan Strategic Growth Portfolio Variable Series	40,635	74,216
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	29,173	155,385

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING

	Units Outstanding 1/1/2020	Units Purchased	Units Redeemed	Units Outstanding 12/31/2020
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series I Shares - 1.40% series contract	64,229.192	1,723.630	9,948.251	56,004.571
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series I Shares - 1.25% series contract	271.989	0.000	0.000	271.989
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series I Shares - 1.10% series contract	1,315.816	23.763	337.078	1,002.501
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series I Shares - 0.95% series contract	1,664.193	434.363	568.687	1,529.869
Invesco Oppenheimer V.I. Conservative Balanced Fund-Series I Shares - 1.40% series contract	61,473.946	8,287.827	11,388.471	58,373.302
Invesco Oppenheimer V.I. Conservative Balanced Fund-Series I Shares - 1.25% series contract	394.900	0.000	0.000	394.900
Invesco Oppenheimer V.I. Conservative Balanced Fund-Series I Shares - 0.95% series contract	4,928.629	3,548.246	77.597	8,399.278
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund-Series I Shares - 1.50% series contract	0.000	1.642	1.642	0.000
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund-Series I Shares - 1.40% series contract	0.000	772,564.660	79,554.064	693,010.596
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund-Series I Shares - 1.25% series contract	0.000	6,724.166	0.000	6,724.166
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund-Series I Shares - 1.10% series contract	0.000	11,291.686	1,473.777	9,817.909
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund-Series I Shares - 0.95% series contract	0.000	8,863.731	2,198.349	6,665.382
Invesco Oppenheimer V.I. Main Street Fund®-Series I Shares - 1.40% series contract	73,784.212	2,165.770	11,989.401	63,960.581
Invesco Oppenheimer V.I. Main Street Fund®-Series I Shares - 1.25% series contract	2,608.868	0.000	0.000	2,608.868
Invesco Oppenheimer V.I. Main Street Fund®-Series I Shares - 1.10% series contract	4,373.802	106.383	489.327	3,990.858
Invesco Oppenheimer V.I. Main Street Fund®-Series I Shares - 0.95% series contract	3,204.704	80.312	721.745	2,563.271
Invesco V.I. American Value Fund-Series I Shares - 1.50% series contract	0.684	0.000	0.684	0.000
Invesco V.I. American Value Fund-Series I Shares - 1.40% series contract	126,156.308	5,394.557	12,721.423	118,829.442
Invesco V.I. American Value Fund-Series I Shares - 1.25% series contract	1,616.573	0.000	255.115	1,361.458
Invesco V.I. American Value Fund-Series I Shares - 1.10% series contract	526.464	0.000	78.996	447.468
Invesco V.I. American Value Fund-Series I Shares - 0.95% series contract	2,388.958	1,419.838	2,167.161	1,641.635
Invesco V.I. Comstock Fund-Series I Shares - 1.50% series contract	275.239	0.000	10.390	264.849
Invesco V.I. Comstock Fund-Series I Shares - 1.40% series contract	262,694.749	14,831.059	42,188.195	235,337.613
Invesco V.I. Comstock Fund-Series I Shares - 1.25% series contract	1,450.736	0.000	0.000	1,450.736
Invesco V.I. Comstock Fund-Series I Shares - 1.10% series contract	4,810.577	433.966	842.619	4,401.924
Invesco V.I. Comstock Fund-Series I Shares - 0.95% series contract	7,354.164	3,506.623	5,185.087	5,675.700
Invesco V.I. Core Equity Fund-Series I Shares - 1.40% series contract	176,559.941	2,592.230	17,489.267	161,662.904
Invesco V.I. Core Equity Fund-Series I Shares - 1.10% series contract	930.690	8.925	110.461	829.154
Invesco V.I. Core Equity Fund-Series I Shares - 0.95% series contract	1,554.216	688.982	147.798	2,095.400
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.40% series contract	66,053.852	17,461.109	24,589.778	58,925.183
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.25% series contract	516.106	1,843.492	0.000	2,359.598
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.10% series contract	1,487.324	34.579	666.783	855.120
Invesco V.I. Diversified Dividend Fund-Series I Shares - 0.95% series contract	943.235	18.188	897.958	63.465
Invesco V.I. Health Care Fund-Series I Shares - 1.40% series contract	104,834.735	4,996.913	18,268.778	91,562.870
Invesco V.I. Health Care Fund-Series I Shares - 1.25% series contract	692.581	0.000	0.000	692.581
Invesco V.I. Health Care Fund-Series I Shares - 1.10% series contract	136.496	0.000	0.915	135.581
Invesco V.I. Health Care Fund-Series I Shares - 0.95% series contract	3,644.843	180.266	3,503.251	321.858
Invesco V.I. High Yield Fund-Series I Shares - 1.40% series contract	46,976.401	4,049.768	7,620.426	43,405.743
Invesco V.I. High Yield Fund-Series I Shares - 1.25% series contract	1,275.471	1,073.043	372.699	1,975.815
Invesco V.I. High Yield Fund-Series I Shares - 1.10% series contract	1,895.953	20.551	60.780	1,855.724
Invesco V.I. High Yield Fund-Series I Shares - 0.95% series contract	4,824.646	131.503	3,554.239	1,401.910
Invesco V.I. Mid Cap Growth Fund-Series I Shares - 1.50% series contract	0.833	0.000	0.833	0.000
Invesco V.I. Mid Cap Growth Fund-Series I Shares - 1.40% series contract	399,344.826	2,618.322	401,963.148	0.000
Invesco V.I. Mid Cap Growth Fund-Series I Shares - 1.25% series contract	3,343.700	0.000	3,343.700	0.000
Invesco V.I. Mid Cap Growth Fund-Series I Shares - 1.10% series contract	5,621.821	63.235	5,685.056	0.000
Invesco V.I. Mid Cap Growth Fund-Series I Shares - 0.95% series contract	4,017.855	255.288	4,273.143	0.000
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.40% series contract	78,385.692	3,189.870	13,607.272	67,968.290
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.25% series contract	3,384.764	0.000	2,249.284	1,135.480
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.10% series contract	465.572	7.959	0.000	473.531
Invesco V.I. Small Cap Equity Fund-Series I Shares - 0.95% series contract	2,812.645	31.041	954.792	1,888.894
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.40% series contract	68,362.242	2,357.207	18,956.040	51,763.409
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.25% series contract	0.000	1,325.323	0.000	1,325.323
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.10% series contract	94.125	0.000	1.988	92.137
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 0.95% series contract	2,903.350	43.922	0.000	2,947.272
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.40% series contract	26,029.988	1,260.553	4,762.274	22,528.267
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.25% series contract	0.000	1,478.901	0.000	1,478.901
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 0.95% series contract	3,357.481	674.855	552.587	3,479.749
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract	115,324.322	3,707.430	13,756.907	105,274.845
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 0.95% series contract	28,875.473	839.380	4.506	29,710.347
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract	35,657.926	3,892.230	3,904.875	35,645.281
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 0.95% series contract	5,327.045	0.000	210.946	5,116.099
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I - 1.50% series contract	43.852	0.000	1.676	42.176
VP Capital Appreciation Fund-Class I - 1.40% series contract	379,715.168	14,655.895	59,170.699	335,200.364
VP Capital Appreciation Fund-Class I - 1.25% series contract	1,512.514	0.000	0.000	1,512.514
VP Capital Appreciation Fund-Class I - 1.10% series contract	2,208.131	14.016	516.943	1,705.204
VP Capital Appreciation Fund-Class I - 0.95% series contract	1,381.375	687.451	264.173	1,804.653
VP Large Company Value Fund-Class I - 1.40% series contract	94,416.123	3,901.913	10,046.390	88,271.646
VP Large Company Value Fund-Class I - 1.25% series contract	7,985.225	1,914.187	109.493	9,789.919
VP Large Company Value Fund-Class I - 1.10% series contract	2,547.849	28.389	17.314	2,558.924
VP Large Company Value Fund-Class I - 0.95% series contract	7,015.212	416.946	3,100.881	4,331.277
VP Mid Cap Value Fund-Class I - 1.40% series contract	175,274.411	13,053.874	35,558.927	152,769.358
VP Mid Cap Value Fund-Class I - 1.25% series contract	8,695.936	0.000	3,452.899	5,243.037
VP Mid Cap Value Fund-Class I - 1.10% series contract	2,131.968	22.128	15.842	2,138.254
VP Mid Cap Value Fund-Class I - 0.95% series contract	7,164.805	2,396.263	4,555.249	5,005.819
VP Ultra® Fund-Class I - 1.50% series contract	28.600	0.000	0.442	28.158
VP Ultra® Fund-Class I - 1.40% series contract	162,238.895	16,838.834	37,522.573	141,555.156
VP Ultra® Fund-Class I - 1.10% series contract	3,778.376	16.936	175.274	3,620.038
VP Ultra® Fund-Class I - 0.95% series contract	2,203.330	197.422	472.435	1,928.317

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units Outstanding 1/1/2020	Units Purchased	Units Redeemed	Units Outstanding 12/31/2020
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares - 1.40% series contract	39,617.735	7,410.093	8,693.481	38,334.347
MidCap Stock Portfolio-Service Shares - 1.25% series contract	2,801.262	0.000	0.000	2,801.262
MidCap Stock Portfolio-Service Shares - 1.10% series contract	1,969.313	15.788	18.604	1,966.497
MidCap Stock Portfolio-Service Shares - 0.95% series contract	4,055.330	196.245	666.269	3,585.306
Technology Growth Portfolio-Initial Shares - 1.50% series contract	16.134	0.000	0.175	15.959
Technology Growth Portfolio-Initial Shares - 1.40% series contract	396,613.668	14,495.243	63,150.749	347,958.162
Technology Growth Portfolio-Initial Shares - 1.25% series contract	891.524	354.743	0.000	1,246.267
Technology Growth Portfolio-Initial Shares - 1.10% series contract	208.174	0.000	48.288	159.886
Technology Growth Portfolio-Initial Shares - 0.95% series contract	1,829.966	175.876	856.298	1,149.544
BNY Mellon Stock Index Fund, Inc. – Initial Shares - 1.50% series contract	4.741	0.000	1.260	3.481
BNY Mellon Stock Index Fund, Inc. – Initial Shares - 1.40% series contract	1,219,412.285	12,169.773	130,601.649	1,100,980.409
BNY Mellon Stock Index Fund, Inc. – Initial Shares - 1.25% series contract	3,263.972	215.862	822.831	2,657.003
BNY Mellon Stock Index Fund, Inc. – Initial Shares - 1.10% series contract	8,210.722	127.358	734.872	7,603.208
BNY Mellon Stock Index Fund, Inc. – Initial Shares - 0.95% series contract	10,646.533	493.220	3,990.063	7,149.690
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Initial Shares - 1.40% series contract	236,290.374	1,724.810	22,909.126	215,106.058
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Initial Shares - 1.10% series contract	2,061.589	0.000	0.000	2,061.589
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Initial Shares - 0.95% series contract	1,391.983	462.259	0.000	1,854.242
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares - 1.40% series contract	203,586.165	3,398.950	19,206.953	187,778.162
Appreciation Portfolio-Initial Shares - 1.25% series contract	10,495.537	0.000	4,262.679	6,232.858
Appreciation Portfolio-Initial Shares - 1.10% series contract	467.094	0.784	0.000	467.878
Appreciation Portfolio-Initial Shares - 0.95% series contract	3,474.434	55.450	2,811.062	718.822
Government Money Market Portfolio - 1.50% series contract	14.008	0.000	14.008	0.000
Government Money Market Portfolio - 1.40% series contract	1,828,750.595	1,115,622.205	776,253.449	2,168,119.351
Government Money Market Portfolio - 1.10% series contract	37,442.075	1,538.681	1,618.968	37,361.788
Government Money Market Portfolio - 0.95% series contract	64,118.658	3,051.510	17,237.966	49,932.202
Growth and Income Portfolio-Initial Shares - 1.50% series contract	1.318	0.000	1.318	0.000
Growth and Income Portfolio-Initial Shares - 1.40% series contract	111,277.717	1,248.413	16,525.998	96,000.132
Growth and Income Portfolio-Initial Shares - 1.10% series contract	305.155	0.000	0.000	305.155
Growth and Income Portfolio-Initial Shares - 0.95% series contract	854.091	153.288	954.935	52.444
Opportunistic Small Cap Portfolio-Initial Shares - 1.50% series contract	165.284	0.000	7.500	157.784
Opportunistic Small Cap Portfolio-Initial Shares - 1.40% series contract	224,400.806	10,440.696	53,549.298	181,292.204
Opportunistic Small Cap Portfolio-Initial Shares - 1.25% series contract	361.165	0.000	0.000	361.165
Opportunistic Small Cap Portfolio-Initial Shares - 1.10% series contract	431.467	9.883	334.952	106.398
Opportunistic Small Cap Portfolio-Initial Shares - 0.95% series contract	765.555	215.464	977.005	4.014
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio - 1.40% series contract	46,798.038	1,287.979	5,090.822	42,995.195
Calamos® Growth and Income Portfolio - 1.25% series contract	924.359	0.000	0.000	924.359
Calamos® Growth and Income Portfolio - 1.10% series contract	125.201	0.000	125.201	0.000
Calamos® Growth and Income Portfolio - 0.95% series contract	10,712.694	550.186	3,814.026	7,448.854
Davis Variable Account Fund, Inc.:
Davis Value Portfolio - 1.40% series contract	40,447.651	1,924.509	9,572.307	32,799.853
Davis Value Portfolio - 1.25% series contract	2,893.380	0.000	0.000	2,893.380
Davis Value Portfolio - 1.10% series contract	1,248.985	15.046	0.000	1,264.031
Davis Value Portfolio - 0.95% series contract	1,870.375	54.546	394.604	1,530.317
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A - 1.40% series contract	97,232.839	16,095.030	24,243.956	89,083.913
DWS Small Cap Index VIP-Class A - 1.10% series contract	307.398	0.000	0.000	307.398
DWS Small Cap Index VIP-Class A - 0.95% series contract	2,096.343	134.667	1,029.466	1,201.544
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2 - 1.40% series contract	171,573.433	17,675.605	48,805.112	140,443.926
Templeton Foreign VIP Fund-Class 2 - 1.25% series contract	2,322.824	1,189.837	2,131.251	1,381.410
Templeton Foreign VIP Fund-Class 2 - 1.10% series contract	6,725.024	163.199	505.393	6,382.830
Templeton Foreign VIP Fund-Class 2 - 0.95% series contract	15,168.083	1,068.635	3,277.431	12,959.287
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.50% series contract	0.996	0.000	0.996	0.000
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.40% series contract	658,117.437	7,569.355	86,460.091	579,226.701
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.25% series contract	8,574.974	0.000	1,337.419	7,237.555
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.10% series contract	3,022.254	18.117	277.818	2,762.553
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 0.95% series contract	7,393.794	332.918	2,640.210	5,086.502
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.40% series contract	297,765.524	2,780.248	45,676.175	254,869.597
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.25% series contract	86.408	531.498	0.000	617.906
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.10% series contract	3,991.545	11.056	521.344	3,481.257
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 0.95% series contract	2,607.484	299.404	1,294.873	1,612.015
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.50% series contract	256.330	0.000	10.267	246.063
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.40% series contract	372,223.241	3,986.945	61,002.669	315,207.517
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.25% series contract	5,284.796	0.000	388.961	4,895.835
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.10% series contract	449.315	553.210	334.591	667.934
Janus Henderson VIT Forty Portfolio-Institutional Shares - 0.95% series contract	2,400.923	94.423	76.493	2,418.853
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 1.40% series contract	352,438.568	3,596.272	29,082.682	326,952.158
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 1.25% series contract	75.156	0.000	0.000	75.156
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 1.10% series contract	2,109.597	0.000	107.450	2,002.147
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 0.95% series contract	390.659	7.715	385.018	13.356

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units Outstanding 1/1/2020	Units Purchased	Units Redeemed	Units Outstanding 12/31/2020
Janus Aspen Series:
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 1.40% series contract	347,971.018	12,507.763	59,043.724	301,435.057
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 1.25% series contract	5,642.260	0.000	1,269.515	4,372.745
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 1.10% series contract	5,643.485	255.909	962.012	4,937.382
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 0.95% series contract	6,009.753	799.356	1,640.372	5,168.737
Janus Henderson VIT Research Portfolio-Institutional Shares - 1.50% series contract	22.779	0.000	0.351	22.428
Janus Henderson VIT Research Portfolio-Institutional Shares - 1.40% series contract	370,651.843	3,782.131	48,033.056	326,400.918
Janus Henderson VIT Research Portfolio-Institutional Shares - 1.25% series contract	54.599	0.000	54.599	0.000
Janus Henderson VIT Research Portfolio-Institutional Shares - 1.10% series contract	2,758.670	0.000	104.624	2,654.046
Janus Henderson VIT Research Portfolio-Institutional Shares - 0.95% series contract	3.891	278.790	0.000	282.681
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I - 1.50% series contract	2.064	0.000	2.064	0.000
Core Plus Fixed Income Portfolio-Class I - 1.40% series contract	153,512.053	7,930.338	26,651.593	134,790.798
Core Plus Fixed Income Portfolio-Class I - 1.25% series contract	11,525.461	2,625.140	379.394	13,771.207
Core Plus Fixed Income Portfolio-Class I - 1.10% series contract	4,456.657	211.015	749.284	3,918.388
Core Plus Fixed Income Portfolio-Class I - 0.95% series contract	4,628.508	4,487.323	5,432.809	3,683.022
Discovery Portfolio-Class I - 1.40% series contract	41,249.693	18,561.687	15,564.727	44,246.653
Discovery Portfolio-Class I - 1.10% series contract	176.699	0.000	108.514	68.185
Discovery Portfolio-Class I - 0.95% series contract	2,097.071	514.082	1,689.633	921.520
U.S. Real Estate Portfolio-Class I - 1.40% series contract	117,009.067	4,414.973	22,354.160	99,069.880
U.S. Real Estate Portfolio-Class I - 1.25% series contract	3,002.983	0.000	772.434	2,230.549
U.S. Real Estate Portfolio-Class I - 1.10% series contract	2,214.279	139.138	398.922	1,954.495
U.S. Real Estate Portfolio-Class I - 0.95% series contract	1,797.173	148.614	688.876	1,256.911
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class - 1.40% series contract	91,714.755	6,684.754	17,781.676	80,617.833
PIMCO Real Return Portfolio-Administrative Class - 1.25% series contract	377.555	0.000	0.000	377.555
PIMCO Real Return Portfolio-Administrative Class - 1.10% series contract	1,471.610	23.461	1.122	1,493.949
PIMCO Real Return Portfolio-Administrative Class - 0.95% series contract	8,703.078	626.230	1,693.060	7,636.248
PIMCO Total Return Portfolio-Administrative Class - 1.40% series contract	206,053.199	41,182.271	33,571.091	213,664.379
PIMCO Total Return Portfolio-Administrative Class - 1.25% series contract	4,365.094	4,178.781	1,104.594	7,439.281
PIMCO Total Return Portfolio-Administrative Class - 1.10% series contract	15,637.051	900.766	3,426.716	13,111.101
PIMCO Total Return Portfolio-Administrative Class - 0.95% series contract	31,577.475	6,802.990	19,004.733	19,375.732
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series - 1.50% series contract	44.387	0.000	0.892	43.495
Timothy Plan Conservative Growth Portfolio Variable Series - 1.40% series contract	41,394.324	645.937	5,569.767	36,470.494
Timothy Plan Strategic Growth Portfolio Variable Series - 1.50% series contract	47.247	0.000	0.948	46.299
Timothy Plan Strategic Growth Portfolio Variable Series - 1.40% series contract	45,718.365	457.968	4,372.384	41,803.949
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund - 1.40% series contract	51,685.711	1,235.382	13,758.683	39,162.410
Wilshire Global Allocation Fund - 1.25% series contract	2,122.229	0.000	0.000	2,122.229
Wilshire Global Allocation Fund - 1.10% series contract	1,172.013	0.049	14.769	1,157.293

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING

	Units Outstanding 1/1/2019	Units Purchased	Units Redeemed	Units Outstanding 12/31/2019
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series I Shares - 1.40% series contract	77,838.010	4,368.196	17,977.014	64,229.192
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series I Shares - 1.25% series contract	271.989	0.000	0.000	271.989
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series I Shares - 1.10% series contract	1,332.212	66.054	82.450	1,315.816
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series I Shares - 0.95% series contract	2,047.419	84.072	467.298	1,664.193
Invesco Oppenheimer V.I. Conservative Balanced Fund-Series I Shares - 1.40% series contract	67,471.829	2,095.348	8,093.231	61,473.946
Invesco Oppenheimer V.I. Conservative Balanced Fund-Series I Shares - 1.25% series contract	394.900	0.000	0.000	394.900
Invesco Oppenheimer V.I. Conservative Balanced Fund-Series I Shares - 1.10% series contract	130.368	0.000	130.368	0.000
Invesco Oppenheimer V.I. Conservative Balanced Fund-Series I Shares - 0.95% series contract	4,704.437	327.033	102.841	4,928.629
Invesco Oppenheimer V.I. Main Street Fund®-Series I Shares - 1.40% series contract	84,031.013	3,899.514	14,146.315	73,784.212
Invesco Oppenheimer V.I. Main Street Fund®-Series I Shares - 1.25% series contract	861.797	2,565.989	818.918	2,608.868
Invesco Oppenheimer V.I. Main Street Fund®-Series I Shares - 1.10% series contract	4,351.727	169.354	147.279	4,373.802
Invesco Oppenheimer V.I. Main Street Fund®-Series I Shares - 0.95% series contract	4,233.360	106.944	1,135.600	3,204.704
Invesco V.I. American Value Fund-Series I Shares - 1.50% series contract	1.733	0.000	1.049	0.684
Invesco V.I. American Value Fund-Series I Shares - 1.40% series contract	148,156.709	2,358.380	24,358.781	126,156.308
Invesco V.I. American Value Fund-Series I Shares - 1.25% series contract	2,099.778	27.486	510.691	1,616.573
Invesco V.I. American Value Fund-Series I Shares - 1.10% series contract	526.662	2.876	3.074	526.464
Invesco V.I. American Value Fund-Series I Shares - 0.95% series contract	2,635.443	135.660	382.145	2,388.958
Invesco V.I. Comstock Fund-Series I Shares - 1.50% series contract	285.079	0.000	9.840	275.239
Invesco V.I. Comstock Fund-Series I Shares - 1.40% series contract	299,798.764	19,092.383	56,196.398	262,694.749
Invesco V.I. Comstock Fund-Series I Shares - 1.25% series contract	1,450.736	0.000	0.000	1,450.736
Invesco V.I. Comstock Fund-Series I Shares - 1.10% series contract	4,755.294	204.828	149.545	4,810.577
Invesco V.I. Comstock Fund-Series I Shares - 0.95% series contract	7,812.706	375.066	833.608	7,354.164
Invesco V.I. Core Equity Fund-Series I Shares - 1.40% series contract	242,238.561	1,822.452	67,501.072	176,559.941
Invesco V.I. Core Equity Fund-Series I Shares - 1.10% series contract	919.825	11.114	0.249	930.690
Invesco V.I. Core Equity Fund-Series I Shares - 0.95% series contract	1,521.335	76.949	44.068	1,554.216
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.40% series contract	69,751.191	7,486.667	11,184.006	66,053.852
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.25% series contract	516.106	0.000	0.000	516.106
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.10% series contract	1,440.084	91.636	44.396	1,487.324
Invesco V.I. Diversified Dividend Fund-Series I Shares - 0.95% series contract	917.411	25.824	0.000	943.235
Invesco V.I. Health Care Fund-Series I Shares - 1.40% series contract	119,418.840	6,824.769	21,408.874	104,834.735
Invesco V.I. Health Care Fund-Series I Shares - 1.25% series contract	749.898	0.000	57.317	692.581
Invesco V.I. Health Care Fund-Series I Shares - 1.10% series contract	137.355	0.000	0.859	136.496
Invesco V.I. Health Care Fund-Series I Shares - 0.95% series contract	3,583.113	61.730	0.000	3,644.843
Invesco V.I. High Yield Fund-Series I Shares - 1.40% series contract	56,038.374	3,685.117	12,747.090	46,976.401
Invesco V.I. High Yield Fund-Series I Shares - 1.25% series contract	1,766.408	0.000	490.937	1,275.471
Invesco V.I. High Yield Fund-Series I Shares - 1.10% series contract	820.507	1,155.934	80.488	1,895.953
Invesco V.I. High Yield Fund-Series I Shares - 0.95% series contract	5,236.837	237.499	649.690	4,824.646
Invesco V.I. Mid Cap Growth Fund-Series I Shares - 1.50% series contract	2.111	0.000	1.278	0.833
Invesco V.I. Mid Cap Growth Fund-Series I Shares - 1.40% series contract	458,596.209	10,074.000	69,325.383	399,344.826
Invesco V.I. Mid Cap Growth Fund-Series I Shares - 1.25% series contract	1,643.436	1,700.264	0.000	3,343.700
Invesco V.I. Mid Cap Growth Fund-Series I Shares - 1.10% series contract	5,562.191	247.399	187.769	5,621.821
Invesco V.I. Mid Cap Growth Fund-Series I Shares - 0.95% series contract	4,903.674	141.583	1,027.402	4,017.855
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.40% series contract	90,665.056	3,208.862	15,488.226	78,385.692
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.25% series contract	2,486.711	1,036.832	138.779	3,384.764
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.10% series contract	628.637	30.854	193.919	465.572
Invesco V.I. Small Cap Equity Fund-Series I Shares - 0.95% series contract	2,862.216	189.734	239.305	2,812.645
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.40% series contract	68,988.605	3,140.394	3,766.757	68,362.242
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.10% series contract	96.246	0.000	2.121	94.125
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 0.95% series contract	8,793.638	124.665	6,014.953	2,903.350
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.40% series contract	25,864.569	2,833.714	2,668.295	26,029.988
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 0.95% series contract	2,698.805	658.676	0.000	3,357.481
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract	119,297.221	13,840.551	17,813.450	115,324.322
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 0.95% series contract	32,633.800	1,336.751	5,095.078	28,875.473
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract	35,781.369	1,663.207	1,786.650	35,657.926
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 0.95% series contract	5,456.543	66.175	195.673	5,327.045
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I - 1.50% series contract	46.192	0.000	2.340	43.852
VP Capital Appreciation Fund-Class I - 1.40% series contract	429,716.872	6,838.083	56,839.787	379,715.168
VP Capital Appreciation Fund-Class I - 1.25% series contract	2,079.391	0.001	566.878	1,512.514
VP Capital Appreciation Fund-Class I - 1.10% series contract	2,177.398	32.493	1.760	2,208.131
VP Capital Appreciation Fund-Class I - 0.95% series contract	1,422.805	20.034	61.464	1,381.375
VP Large Company Value Fund-Class I - 1.40% series contract	102,962.422	2,956.358	11,502.657	94,416.123
VP Large Company Value Fund-Class I - 1.25% series contract	13,674.938	0.000	5,689.713	7,985.225
VP Large Company Value Fund-Class I - 1.10% series contract	1,357.825	1,360.053	170.029	2,547.849
VP Large Company Value Fund-Class I - 0.95% series contract	8,131.505	437.005	1,553.298	7,015.212
VP Mid Cap Value Fund-Class I - 1.40% series contract	208,380.631	6,011.243	39,117.463	175,274.411
VP Mid Cap Value Fund-Class I - 1.25% series contract	9,488.323	0.000	792.387	8,695.936
VP Mid Cap Value Fund-Class I - 1.10% series contract	1,076.627	1,216.267	160.926	2,131.968
VP Mid Cap Value Fund-Class I - 0.95% series contract	7,040.088	480.290	355.573	7,164.805
VP Ultra® Fund-Class I - 1.50% series contract	29.117	0.000	0.517	28.600
VP Ultra® Fund-Class I - 1.40% series contract	172,604.631	20,761.341	31,127.077	162,238.895
VP Ultra® Fund-Class I - 1.10% series contract	2,909.171	1,020.391	151.186	3,778.376
VP Ultra® Fund-Class I - 0.95% series contract	2,512.377	125.534	434.581	2,203.330

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units Outstanding 1/1/2019	Units Purchased	Units Redeemed	Units Outstanding 12/31/2019
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares - 1.40% series contract	32,628.644	12,114.893	5,125.802	39,617.735
MidCap Stock Portfolio-Service Shares - 1.25% series contract	2,801.262	0.000	0.000	2,801.262
MidCap Stock Portfolio-Service Shares - 1.10% series contract	559.293	1,410.020	0.000	1,969.313
MidCap Stock Portfolio-Service Shares - 0.95% series contract	4,717.240	216.740	878.650	4,055.330
Technology Growth Portfolio-Initial Shares - 1.50% series contract	16.336	0.000	0.202	16.134
Technology Growth Portfolio-Initial Shares - 1.40% series contract	442,908.762	9,005.519	55,300.613	396,613.668
Technology Growth Portfolio-Initial Shares - 1.25% series contract	317.133	867.075	292.684	891.524
Technology Growth Portfolio-Initial Shares - 1.10% series contract	244.221	0.000	36.047	208.174
Technology Growth Portfolio-Initial Shares - 0.95% series contract	2,283.280	84.869	538.183	1,829.966
BNY Mellon Stock Index Fund, Inc. – Initial Shares - 1.50% series contract	6.624	0.000	1.883	4.741
BNY Mellon Stock Index Fund, Inc. – Initial Shares - 1.40% series contract	1,346,581.094	16,869.771	144,038.580	1,219,412.285
BNY Mellon Stock Index Fund, Inc. – Initial Shares - 1.25% series contract	3,523.596	374.299	633.923	3,263.972
BNY Mellon Stock Index Fund, Inc. – Initial Shares - 1.10% series contract	7,857.673	633.276	280.227	8,210.722
BNY Mellon Stock Index Fund, Inc. – Initial Shares - 0.95% series contract	11,829.339	330.495	1,513.301	10,646.533
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Initial Shares - 1.40% series contract	259,502.512	2,029.833	25,241.971	236,290.374
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Initial Shares - 1.10% series contract	2,061.589	0.000	0.000	2,061.589
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Initial Shares - 0.95% series contract	1,299.967	92.017	0.001	1,391.983
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares - 1.40% series contract	246,921.959	2,626.843	45,962.637	203,586.165
Appreciation Portfolio-Initial Shares - 1.25% series contract	11,660.711	0.000	1,165.174	10,495.537
Appreciation Portfolio-Initial Shares - 1.10% series contract	476.232	3.505	12.643	467.094
Appreciation Portfolio-Initial Shares - 0.95% series contract	3,566.353	107.423	199.342	3,474.434
Government Money Market Portfolio - 1.50% series contract	35.486	0.000	21.478	14.008
Government Money Market Portfolio - 1.40% series contract	2,118,495.077	385,746.362	675,490.844	1,828,750.595
Government Money Market Portfolio - 1.10% series contract	36,671.579	1,232.188	461.692	37,442.075
Government Money Market Portfolio - 0.95% series contract	63,613.467	4,561.991	4,056.800	64,118.658
Growth and Income Portfolio-Initial Shares - 1.50% series contract	3.339	0.000	2.021	1.318
Growth and Income Portfolio-Initial Shares - 1.40% series contract	133,555.021	846.031	23,123.335	111,277.717
Growth and Income Portfolio-Initial Shares - 1.10% series contract	305.155	0.000	0.000	305.155
Growth and Income Portfolio-Initial Shares - 0.95% series contract	853.785	12.699	12.393	854.091
Opportunistic Small Cap Portfolio-Initial Shares - 1.50% series contract	173.155	0.000	7.871	165.284
Opportunistic Small Cap Portfolio-Initial Shares - 1.40% series contract	243,815.945	14,614.564	34,029.703	224,400.806
Opportunistic Small Cap Portfolio-Initial Shares - 1.25% series contract	1,646.040	0.000	1,284.875	361.165
Opportunistic Small Cap Portfolio-Initial Shares - 1.10% series contract	409.209	22.258	0.000	431.467
Opportunistic Small Cap Portfolio-Initial Shares - 0.95% series contract	1,402.589	16.789	653.823	765.555
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio - 1.40% series contract	64,351.322	2,296.296	19,849.580	46,798.038
Calamos® Growth and Income Portfolio - 1.25% series contract	1,809.214	0.000	884.855	924.359
Calamos® Growth and Income Portfolio - 1.10% series contract	235.309	0.000	110.108	125.201
Calamos® Growth and Income Portfolio - 0.95% series contract	10,705.151	828.076	820.533	10,712.694
Davis Variable Account Fund, Inc.:
Davis Value Portfolio - 1.40% series contract	50,449.834	1,978.207	11,980.390	40,447.651
Davis Value Portfolio - 1.25% series contract	42.904	2,850.476	0.000	2,893.380
Davis Value Portfolio - 1.10% series contract	2,320.392	59.490	1,130.897	1,248.985
Davis Value Portfolio - 0.95% series contract	2,451.823	54.044	635.492	1,870.375
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A - 1.40% series contract	115,349.611	6,391.006	24,507.778	97,232.839
DWS Small Cap Index VIP-Class A - 1.10% series contract	341.741	10.580	44.923	307.398
DWS Small Cap Index VIP-Class A - 0.95% series contract	2,840.225	117.429	861.311	2,096.343
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2 - 1.40% series contract	178,695.904	44,076.761	51,199.232	171,573.433
Templeton Foreign VIP Fund-Class 2 - 1.25% series contract	191.573	2,131.252	0.001	2,322.824
Templeton Foreign VIP Fund-Class 2 - 1.10% series contract	4,078.875	3,093.771	447.622	6,725.024
Templeton Foreign VIP Fund-Class 2 - 0.95% series contract	18,369.574	1,506.143	4,707.634	15,168.083
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.50% series contract	2.523	0.000	1.527	0.996
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.40% series contract	754,440.922	7,256.003	103,579.488	658,117.437
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.25% series contract	10,418.725	0.000	1,843.751	8,574.974
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.10% series contract	3,126.029	335.777	439.552	3,022.254
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 0.95% series contract	7,194.113	467.480	267.799	7,393.794
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.40% series contract	320,396.220	8,793.688	31,424.384	297,765.524
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.25% series contract	86.408	0.000	0.000	86.408
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.10% series contract	3,462.814	635.267	106.536	3,991.545
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 0.95% series contract	2,655.353	121.812	169.681	2,607.484
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.50% series contract	266.455	0.000	10.125	256.330
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.40% series contract	422,998.896	4,419.011	55,194.666	372,223.241
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.25% series contract	4,065.582	1,855.838	636.624	5,284.796
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.10% series contract	1,598.478	1.610	1,150.773	449.315
Janus Henderson VIT Forty Portfolio-Institutional Shares - 0.95% series contract	2,887.909	109.029	596.015	2,400.923
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 1.40% series contract	392,347.291	3,237.740	43,146.463	352,438.568
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 1.25% series contract	75.156	0.000	0.000	75.156
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 1.10% series contract	2,109.596	0.000	0.000	2,109.597
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 0.95% series contract	441.688	12.050	63.079	390.659

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units Outstanding 1/1/2019	Units Purchased	Units Redeemed	Units Outstanding 12/31/2019
Janus Aspen Series:
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 1.40% series contract	401,820.975	8,445.343	62,295.300	347,971.018
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 1.25% series contract	9,538.580	1,090.457	4,986.777	5,642.260
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 1.10% series contract	6,055.917	302.105	714.537	5,643.485
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 0.95% series contract	7,068.386	428.837	1,487.470	6,009.753
Janus Henderson VIT Research Portfolio-Institutional Shares - 1.50% series contract	23.190	0.000	0.411	22.779
Janus Henderson VIT Research Portfolio-Institutional Shares - 1.40% series contract	409,651.945	7,946.554	46,946.656	370,651.843
Janus Henderson VIT Research Portfolio-Institutional Shares - 1.25% series contract	1,442.433	0.000	1,387.834	54.599
Janus Henderson VIT Research Portfolio-Institutional Shares - 1.10% series contract	2,758.670	0.000	0.000	2,758.670
Janus Henderson VIT Research Portfolio-Institutional Shares - 0.95% series contract	585.675	0.000	581.784	3.891
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I - 1.50% series contract	5.230	0.000	3.166	2.064
Core Plus Fixed Income Portfolio-Class I - 1.40% series contract	161,756.295	9,693.347	17,937.589	153,512.053
Core Plus Fixed Income Portfolio-Class I - 1.25% series contract	11,918.194	0.000	392.733	11,525.461
Core Plus Fixed Income Portfolio-Class I - 1.10% series contract	4,471.199	235.621	250.163	4,456.657
Core Plus Fixed Income Portfolio-Class I - 0.95% series contract	4,521.841	547.273	440.606	4,628.508
Discovery Portfolio-Class I - 1.40% series contract	56,659.320	28,712.006	44,121.633	41,249.693
Discovery Portfolio-Class I - 1.10% series contract	188.446	0.000	11.747	176.699
Discovery Portfolio-Class I - 0.95% series contract	2,953.924	115.721	972.574	2,097.071
U.S. Real Estate Portfolio-Class I - 1.40% series contract	125,777.939	5,413.995	14,182.867	117,009.067
U.S. Real Estate Portfolio-Class I - 1.25% series contract	3,143.408	18.538	158.963	3,002.983
U.S. Real Estate Portfolio-Class I - 1.10% series contract	1,906.152	413.081	104.954	2,214.279
U.S. Real Estate Portfolio-Class I - 0.95% series contract	2,358.959	143.113	704.899	1,797.173
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class - 1.40% series contract	134,917.508	4,344.712	47,547.465	91,714.755
PIMCO Real Return Portfolio-Administrative Class - 1.25% series contract	2,111.742	0.000	1,734.187	377.555
PIMCO Real Return Portfolio-Administrative Class - 1.10% series contract	1,521.934	109.691	160.015	1,471.610
PIMCO Real Return Portfolio-Administrative Class - 0.95% series contract	8,131.836	811.304	240.062	8,703.078
PIMCO Total Return Portfolio-Administrative Class - 1.40% series contract	218,528.474	13,799.677	26,274.952	206,053.199
PIMCO Total Return Portfolio-Administrative Class - 1.25% series contract	5,998.680	0.000	1,633.586	4,365.094
PIMCO Total Return Portfolio-Administrative Class - 1.10% series contract	13,787.975	2,547.167	698.091	15,637.051
PIMCO Total Return Portfolio-Administrative Class - 0.95% series contract	35,966.512	2,671.251	7,060.288	31,577.475
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series - 1.50% series contract	45.338	0.000	0.951	44.387
Timothy Plan Conservative Growth Portfolio Variable Series - 1.40% series contract	42,323.851	638.396	1,567.923	41,394.324
Timothy Plan Strategic Growth Portfolio Variable Series - 1.50% series contract	48.260	0.000	1.013	47.247
Timothy Plan Strategic Growth Portfolio Variable Series - 1.40% series contract	50,178.348	945.233	5,405.216	45,718.365
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund - 1.40% series contract	61,538.457	1,438.576	11,291.322	51,685.711
Wilshire Global Allocation Fund - 1.25% series contract	2,122.229	0.000	0.000	2,122.229
Wilshire Global Allocation Fund - 1.10% series contract	1,307.379	0.000	135.366	1,172.013

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2020				Periods Ended December 31, 2020
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series I Shares	59	$34.941573	$37.599505	$2,061	0.00%	0.95%	1.40%	34.67%	35.29%
Invesco Oppenheimer V.I. Conservative Balanced Fund-Series I Shares	67	15.707637	16.902660	1,065	2.11%	0.95%	1.40%	13.24%	13.76%
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund-Series I Shares (*)	716	14.448404	14.492734	10,349	0.00%	0.95%	1.40%	0.00%	0.00%
Invesco Oppenheimer V.I. Main Street Fund®-Series I Shares	73	30.699501	33.034829	2,259	1.34%	0.95%	1.40%	12.34%	12.86%
Invesco V.I. American Value Fund-Series I Shares	122	45.533139	50.637323	5,568	0.77%	0.95%	1.40%	-0.30%	0.16%
Invesco V.I. Comstock Fund-Series I Shares	247	19.519087	20.600974	4,879	2.05%	0.95%	1.50%	-2.34%	-1.80%
Invesco V.I. Core Equity Fund-Series I Shares	165	23.442820	25.065379	3,863	1.25%	0.95%	1.40%	12.25%	12.77%
Invesco V.I. Diversified Dividend Fund-Series I Shares	62	20.808037	21.746513	1,296	2.76%	0.95%	1.40%	-1.26%	-0.81%
Invesco V.I. Health Care Fund-Series I Shares	93	33.798976	36.957773	3,136	0.29%	0.95%	1.40%	12.85%	13.37%
Invesco V.I. High Yield Fund-Series I Shares	49	21.279920	22.960252	1,041	5.35%	0.95%	1.40%	1.87%	2.33%
Invesco V.I. Small Cap Equity Fund-Series I Shares	71	30.545858	32.869895	2,189	0.30%	0.95%	1.40%	25.46%	26.03%
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	56	15.632089	16.637374	881	1.75%	0.95%	1.40%	7.59%	8.08%
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	27	13.305826	14.161473	369	1.71%	0.95%	1.40%	5.00%	5.48%
Morningstar Growth ETF Asset Allocation Portfolio-Class II	135	16.266374	17.312477	2,227	1.85%	0.95%	1.40%	8.46%	8.96%
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	41	14.468792	15.399236	595	2.04%	0.95%	1.40%	6.91%	7.40%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	340	23.117417	23.995406	7,922	0.00%	0.95%	1.50%	40.31%	41.10%
VP Large Company Value Fund-Class I	105	21.839096	23.500669	2,307	1.56%	0.95%	1.40%	1.18%	1.64%
VP Mid Cap Value Fund-Class I	165	33.764588	36.333065	5,597	1.57%	0.95%	1.40%	-0.21%	0.25%
VP Ultra® Fund-Class I	147	46.119352	50.444191	6,913	0.00%	0.95%	1.50%	47.60%	48.43%
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	47	20.068949	21.359765	944	0.48%	0.95%	1.40%	6.33%	6.82%
Technology Growth Portfolio-Initial Shares	351	60.551778	66.230329	21,582	0.24%	0.95%	1.50%	67.37%	68.31%
BNY Mellon Stock Index Fund, Inc.-Initial Shares	1,118	41.788789	47.583744	47,893	1.44%	0.95%	1.50%	16.23%	16.88%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	219	34.220597	38.055631	7,507	1.05%	0.95%	1.40%	22.40%	22.96%
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	195	43.529044	48.406481	8,456	0.75%	0.95%	1.40%	21.95%	22.51%
Government Money Market Portfolio	2,255	1.093430	1.203468	2,474	0.19%	0.95%	1.40%	-1.10%	-0.62%
Growth and Income Portfolio-Initial Shares	96	36.773126	40.894229	3,544	0.69%	0.95%	1.40%	22.88%	23.45%
Opportunistic Small Cap Portfolio-Initial Shares	182	29.237798	33.292847	5,446	0.56%	0.95%	1.50%	18.09%	18.75%
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	51	22.231976	23.661527	1,153	0.45%	0.95%	1.40%	20.71%	21.26%
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	38	19.752528	21.023031	764	0.61%	0.95%	1.40%	10.15%	10.66%
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	91	41.559829	45.849925	3,771	1.03%	0.95%	1.40%	17.75%	18.29%
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	161	10.003590	10.647149	1,624	3.11%	0.95%	1.40%	-2.55%	-2.10%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	594	56.621270	62.965661	33,616	1.70%	0.95%	1.40%	12.71%	13.22%
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	261	75.291243	83.729416	19,643	0.06%	0.95%	1.40%	17.80%	18.34%
Janus Henderson VIT Forty Portfolio-Institutional Shares	323	52.714650	59.444924	17,452	0.27%	0.95%	1.50%	37.31%	38.07%
Janus Henderson VIT Global Research Portfolio-Institutional Shares	329	30.534712	33.956707	10,051	0.66%	0.95%	1.40%	18.38%	18.92%
Janus Henderson VIT Overseas Portfolio-Institutional Shares	316	34.155244	37.983530	10,797	1.19%	0.95%	1.40%	14.66%	15.19%
Janus Henderson VIT Research Portfolio-Institutional Shares	329	45.502581	51.812901	15,356	0.39%	0.95%	1.50%	30.95%	31.69%
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	156	22.637779	25.174652	3,540	2.86%	0.95%	1.40%	6.29%	6.77%
Discovery Portfolio-Class I	45	68.567750	72.976940	3,106	0.00%	0.95%	1.40%	148.77%	149.90%
U.S. Real Estate Portfolio-Class I	105	43.173937	48.013084	4,522	2.44%	0.95%	1.40%	-18.02%	-17.64%
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	90	15.679073	16.871796	1,424	1.45%	0.95%	1.40%	10.15%	10.65%
PIMCO Total Return Portfolio-Administrative Class	254	17.686765	19.032133	4,526	2.09%	0.95%	1.40%	7.14%	7.63%
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series	37	16.628610	16.945841	619	0.68%	1.40%	1.50%	6.61%	6.72%
Timothy Plan Strategic Growth Portfolio Variable Series	42	16.479404	16.793671	703	0.49%	1.40%	1.50%	7.54%	7.65%
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	42	12.187559	12.264867	517	3.24%	1.10%	1.40%	10.35%	10.69%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(*)	Period from April 30, 2020 (commencement of operations) to December 31, 2020.

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2019				Periods Ended December 31, 2019
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series I Shares	67	$25.945840	$27.792358	$1,756	0.06%	0.95%	1.40%	34.29%	34.90%
Invesco Oppenheimer V.I. Conservative Balanced Fund-Series I Shares	67	13.870510	14.857783	932	2.32%	0.95%	1.40%	15.87%	16.40%
Invesco Oppenheimer V.I. Main Street Fund®-Series I Shares	84	27.326435	29.271142	2,308	1.12%	0.95%	1.40%	30.23%	30.83%
Invesco V.I. American Value Fund-Series I Shares	131	44.648071	50.556589	5,970	0.69%	0.95%	1.50%	23.15%	23.84%
Invesco V.I. Comstock Fund-Series I Shares	277	19.987709	20.978006	5,586	1.94%	0.95%	1.50%	23.42%	24.11%
Invesco V.I. Core Equity Fund-Series I Shares	179	20.884135	22.227823	3,742	1.06%	0.95%	1.40%	27.16%	27.74%
Invesco V.I. Diversified Dividend Fund-Series I Shares	69	21.074460	21.924534	1,456	2.91%	0.95%	1.40%	23.34%	23.90%
Invesco V.I. Health Care Fund-Series I Shares	109	29.949460	32.599255	3,284	0.04%	0.95%	1.40%	30.65%	31.25%
Invesco V.I. High Yield Fund-Series I Shares	55	20.889853	22.436625	1,158	5.68%	0.95%	1.40%	11.92%	12.43%
Invesco V.I. Mid Cap Growth Fund-Series I Shares	412	20.617090	21.518766	8,574	0.00%	0.95%	1.50%	32.33%	33.06%
Invesco V.I. Small Cap Equity Fund-Series I Shares	85	24.347354	26.080462	2,078	0.00%	0.95%	1.40%	24.83%	25.40%
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	71	14.529538	15.393457	1,039	1.98%	0.95%	1.40%	14.63%	15.16%
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	29	12.672433	13.425896	375	2.04%	0.95%	1.40%	7.99%	8.49%
Morningstar Growth ETF Asset Allocation Portfolio-Class II	144	14.997429	15.889197	2,188	1.82%	0.95%	1.40%	18.09%	18.63%
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	41	13.534043	14.338756	559	2.10%	0.95%	1.40%	11.32%	11.83%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	385	16.475386	17.005924	6,379	0.00%	0.95%	1.50%	33.53%	34.28%
VP Large Company Value Fund-Class I	112	21.585337	23.121709	2,434	2.14%	0.95%	1.40%	25.69%	26.27%
VP Mid Cap Value Fund-Class I	193	33.835591	36.243486	6,567	2.13%	0.95%	1.40%	27.34%	27.92%
VP Ultra® Fund-Class I	168	31.245701	33.985680	5,349	0.00%	0.95%	1.50%	32.56%	33.30%
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	48	18.873899	19.996294	921	0.37%	0.95%	1.40%	18.18%	18.72%
Technology Growth Portfolio-Initial Shares	400	36.178300	39.351142	14,684	0.00%	0.95%	1.50%	23.93%	24.62%
BNY Mellon Stock Index Fund, Inc.-Initial Shares	1,242	35.952796	40.710506	45,700	1.74%	0.95%	1.50%	29.22%	29.94%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	240	27.957786	30.949362	6,711	1.53%	0.95%	1.40%	32.48%	33.08%
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	218	35.693379	39.511978	7,733	1.20%	0.95%	1.40%	34.19%	34.80%
Government Money Market Portfolio	1,930	1.087344	1.210919	2,143	1.59%	0.95%	1.50%	0.14%	0.58%
Growth and Income Portfolio-Initial Shares	112	29.254598	33.126852	3,368	1.14%	0.95%	1.50%	27.18%	27.90%
Opportunistic Small Cap Portfolio-Initial Shares	226	24.758976	28.035898	5,729	0.00%	0.95%	1.50%	19.95%	20.62%
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	59	18.417377	19.512364	1,091	1.70%	0.95%	1.40%	23.80%	24.37%
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	46	17.932096	18.998529	837	1.56%	0.95%	1.40%	29.33%	29.92%
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	100	35.293731	38.759660	3,525	1.15%	0.95%	1.40%	23.47%	24.03%
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	196	10.264855	10.875397	2,022	1.73%	0.95%	1.40%	10.95%	11.46%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	677	49.113515	55.611749	33,983	1.91%	0.95%	1.50%	20.75%	21.42%
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	304	63.916347	70.755833	19,494	0.21%	0.95%	1.40%	33.59%	34.20%
Janus Henderson VIT Forty Portfolio-Institutional Shares	381	38.392346	43.053127	14,938	0.15%	0.95%	1.50%	35.10%	35.86%
Janus Henderson VIT Global Research Portfolio-Institutional Shares	355	25.794824	28.554919	9,162	1.03%	0.95%	1.40%	27.24%	27.82%
Janus Henderson VIT Overseas Portfolio-Institutional Shares	365	29.787333	32.975029	10,883	1.88%	0.95%	1.40%	25.24%	25.81%
Janus Henderson VIT Research Portfolio-Institutional Shares	373	34.746734	39.345238	13,281	0.47%	0.95%	1.50%	33.49%	34.23%
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	174	20.822802	23.577844	3,717	4.18%	0.95%	1.50%	9.22%	9.83%
Discovery Portfolio-Class I	44	27.563176	29.202282	1,203	0.00%	0.95%	1.40%	38.15%	38.78%
U.S. Real Estate Portfolio-Class I	124	52.664447	58.300107	6,546	1.96%	0.95%	1.40%	17.27%	17.81%
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	102	14.234304	15.247334	1,466	1.81%	0.95%	1.40%	6.93%	7.42%
PIMCO Total Return Portfolio-Administrative Class	258	16.508614	17.683424	4,304	3.06%	0.95%	1.40%	6.85%	7.34%
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series	41	15.597572	15.878974	658	1.19%	1.40%	1.50%	13.94%	14.06%
Timothy Plan Strategic Growth Portfolio Variable Series	46	15.324599	15.600958	714	0.76%	1.40%	1.50%	17.98%	18.10%
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	55	11.044006	11.080229	607	1.63%	1.10%	1.40%	16.76%	17.12%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2018				Periods Ended December 31, 2018
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	153	$36.254761	$40.824605	$5,683	0.52%	0.95%	1.50%	-13.97%	-13.48%
Invesco V.I. Comstock Fund-Series I Shares	314	16.194564	16.902566	5,133	1.82%	0.95%	1.50%	-13.49%	-13.00%
Invesco V.I. Core Equity Fund-Series I Shares	245	16.423684	17.400960	4,021	0.93%	0.95%	1.40%	-10.67%	-10.26%
Invesco V.I. Diversified Dividend Fund-Series I Shares	73	17.086488	17.694944	1,242	2.29%	0.95%	1.40%	-8.88%	-8.46%
Invesco V.I. Health Care Fund-Series I Shares	124	22.923461	24.838260	2,847	0.00%	0.95%	1.40%	-0.52%	-0.06%
Invesco V.I. High Yield Fund-Series I Shares	64	18.665075	19.956034	1,200	4.19%	0.95%	1.40%	-4.71%	-4.28%
Invesco V.I. Mid Cap Growth Fund-Series I Shares	471	15.580617	16.171720	7,388	0.00%	0.95%	1.50%	-7.01%	-6.48%
Invesco V.I. Small Cap Equity Fund-Series I Shares	97	19.505101	20.798573	1,890	0.00%	0.95%	1.40%	-16.28%	-15.89%
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	78	12.674882	13.367509	993	1.76%	0.95%	1.40%	-7.55%	-7.13%
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	29	11.734388	12.375580	337	2.06%	0.95%	1.40%	-3.74%	-3.30%
Morningstar Growth ETF Asset Allocation Portfolio-Class II	152	12.700056	13.394078	1,952	1.61%	0.95%	1.40%	-9.34%	-8.92%
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	41	12.157657	12.822001	505	2.04%	0.95%	1.40%	-5.60%	-5.17%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	435	12.338171	12.664761	5,399	0.00%	0.95%	1.50%	-6.63%	-6.10%
VP Large Company Value Fund-Class I	126	17.173171	18.311934	2,181	1.87%	0.95%	1.40%	-9.34%	-8.92%
VP Mid Cap Value Fund-Class I	226	26.570689	28.332275	6,024	1.48%	0.95%	1.40%	-14.06%	-13.67%
VP Ultra® Fund-Class I	178	23.570529	25.495118	4,264	0.30%	0.95%	1.50%	-0.76%	-0.20%
Calamos Advisors Trust:
Calamos Growth and Income Portfolio	77	14.876206	15.689056	1,156	1.30%	0.95%	1.40%	-5.73%	-5.30%
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	55	13.865176	14.623023	769	0.84%	0.95%	1.40%	-14.82%	-14.43%
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	119	28.584952	31.249433	3,396	1.02%	0.95%	1.40%	-12.48%	-12.08%
Dreyfus Investment Portfolios:
MidCap Stock Portfolio-Service Shares	41	15.970724	16.843549	655	0.35%	0.95%	1.40%	-16.87%	-16.49%
Technology Growth Portfolio-Initial Shares	446	29.192911	31.576786	13,206	0.00%	0.95%	1.50%	-2.48%	-1.93%
Dreyfus Stock Index Fund, Inc.-Initial Shares	1,370	27.823684	31.330726	38,977	1.74%	0.95%	1.50%	-6.07%	-5.55%
The Dreyfus Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	263	21.103706	23.255729	5,553	1.89%	0.95%	1.40%	-5.75%	-5.31%
Dreyfus Variable Investment Fund:
Appreciation Portfolio-Initial Shares	263	26.598771	29.310645	6,943	1.31%	0.95%	1.40%	-8.16%	-7.74%
Government Money Market Portfolio	2,219	1.085865	1.203909	2,457	1.16%	0.95%	1.50%	-0.21%	0.27%
Growth and Income Portfolio-Initial Shares	135	23.001631	25.901582	3,169	0.85%	0.95%	1.50%	-6.12%	-5.60%
Opportunistic Small Cap Portfolio-Initial Shares	247	20.640727	23.242783	5,221	0.00%	0.95%	1.50%	-20.30%	-19.85%
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	201	9.251479	9.757210	1,873	2.67%	0.95%	1.40%	-16.63%	-16.25%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	775	40.673841	45.799674	32,174	2.20%	0.95%	1.50%	-0.84%	-0.28%
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	327	47.845738	52.724921	15,650	0.28%	0.95%	1.40%	-1.82%	-1.37%
Janus Henderson VIT Forty Portfolio-Institutional Shares	432	28.416904	31.689713	12,531	1.27%	0.95%	1.50%	0.44%	1.01%
Janus Henderson VIT Global Research Portfolio-Institutional Shares	395	20.273096	22.340396	8,011	1.20%	0.95%	1.40%	-8.18%	-7.76%
Janus Henderson VIT Overseas Portfolio-Institutional Shares	424	23.784192	26.209840	10,084	1.85%	0.95%	1.40%	-16.14%	-15.76%
Janus Henderson VIT Research Portfolio-Institutional Shares	414	26.029918	29.311157	11,024	0.59%	0.95%	1.50%	-4.05%	-3.51%
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	183	19.065415	21.468063	3,564	2.55%	0.95%	1.50%	-2.15%	-1.60%
Mid-Cap Growth Portfolio-Class I	60	19.951868	21.042312	1,197	0.00%	0.95%	1.40%	9.09%	9.59%
U.S. Real Estate Portfolio-Class I	133	44.907529	49.487207	5,994	2.71%	0.95%	1.40%	-9.01%	-8.60%
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA-Non-Service Shares	81	19.320824	20.601844	1,578	0.35%	0.95%	1.40%	-7.06%	-6.63%
Oppenheimer Conservative Balanced Fund/VA-Non-Service Shares	73	11.970792	12.764588	874	2.00%	0.95%	1.40%	-6.66%	-6.23%
Oppenheimer Main Street Fund®/VA-Non-Service Shares	93	20.982936	22.374093	1,972	1.25%	0.95%	1.40%	-9.18%	-8.77%
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	147	13.312089	14.194678	1,961	2.51%	0.95%	1.40%	-3.59%	-3.14%
PIMCO Total Return Portfolio-Administrative Class	274	15.449792	16.474050	4,286	2.59%	0.95%	1.40%	-1.94%	-1.49%
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series	42	13.689058	13.921897	590	0.97%	1.40%	1.50%	-10.14%	-10.05%
Timothy Plan Strategic Growth Portfolio Variable Series	50	12.988867	13.209699	663	1.00%	1.40%	1.50%	-13.23%	-13.14%
Wilshire Variable Insurance Trust:
Wilshire Global Allocaiton Fund (*)	65	9.458526	9.460738	615	0.00%	1.10%	1.40%	0.00%	0.00%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(*)	Period from December 6, 2018 (commencement of operations) to December 31, 2018.

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2017				Periods Ended December 31, 2017
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	166	$42.140453	$47.186932	$7,155	0.78%	0.95%	1.50%	8.32%	8.92%
Invesco V.I. Comstock Fund-Series I Shares	369	18.719649	19.428830	6,968	2.10%	0.95%	1.50%	16.09%	16.74%
Invesco V.I. Core Equity Fund-Series I Shares	251	18.385595	19.390523	4,610	1.07%	0.95%	1.40%	11.59%	12.10%
Invesco V.I. Diversified Dividend Fund-Series I Shares	86	18.750796	19.329720	1,621	1.61%	0.95%	1.40%	7.06%	7.55%
Invesco V.I. Global Health Care Fund-Series I Shares	133	23.042422	24.852971	3,076	0.38%	0.95%	1.40%	14.21%	14.73%
Invesco V.I. High Yield Fund-Series I Shares	93	19.588181	20.847272	1,827	4.15%	0.95%	1.40%	4.82%	5.29%
Invesco V.I. Mid Cap Growth Fund-Series I Shares	529	16.754645	17.293078	8,920	0.00%	0.95%	1.50%	20.66%	21.33%
Invesco V.I. Small Cap Equity Fund-Series I Shares	109	23.297155	24.728439	2,551	0.00%	0.95%	1.40%	12.46%	12.98%
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	93	13.710436	14.393537	1,279	1.37%	0.95%	1.40%	11.75%	12.26%
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	35	12.190491	12.797834	428	1.64%	0.95%	1.40%	4.72%	5.20%
Morningstar Growth ETF Asset Allocation Portfolio-Class II	170	14.007776	14.705710	2,403	1.35%	0.95%	1.40%	15.66%	16.19%
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	44	12.878807	13.520464	567	1.82%	0.95%	1.40%	8.40%	8.90%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	476	13.213861	13.487820	6,314	0.00%	0.95%	1.50%	19.97%	20.64%
VP Large Company Value Fund-Class I	134	18.941571	20.105238	2,553	1.72%	0.95%	1.40%	9.52%	10.02%
VP Mid Cap Value Fund-Class I	235	30.919120	32.818222	7,286	1.52%	0.95%	1.40%	10.13%	10.64%
VP Ultra® Fund-Class I	198	23.751392	25.547213	4,781	0.39%	0.95%	1.50%	30.25%	30.97%
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	93	15.780897	16.567095	1,478	0.86%	0.95%	1.40%	13.90%	14.42%
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	65	16.277566	17.088752	1,070	0.76%	0.95%	1.40%	20.92%	21.47%
Deutsche Investments VIT Funds:
Deutsche Small Cap Index VIP-Class A	125	32.661008	35.542097	4,097	0.95%	0.95%	1.40%	12.73%	13.25%
Dreyfus Investment Portfolios:
MidCap Stock Portfolio-Service Shares	45	19.212530	20.169823	879	1.02%	0.95%	1.40%	13.43%	13.95%
Technology Growth Portfolio-Initial Shares	491	29.934727	32.198237	14,900	0.00%	0.95%	1.50%	40.51%	41.29%
Dreyfus Stock Index Fund, Inc.-Initial Shares	1,515	29.623081	33.170525	45,857	1.69%	0.95%	1.50%	19.72%	20.39%
The Dreyfus Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	287	22.390668	24.561109	6,442	1.16%	0.95%	1.40%	13.72%	14.24%
Dreyfus Variable Investment Fund:
Appreciation Portfolio-Initial Shares	294	28.963346	31.770364	8,474	1.33%	0.95%	1.40%	25.55%	26.13%
Government Money Market Portfolio	2,066	1.088202	1.200684	2,290	0.33%	0.95%	1.50%	-1.05%	-0.50%
Growth and Income Portfolio-Initial Shares	147	24.501991	27.436916	3,668	0.74%	0.95%	1.50%	17.92%	18.57%
Opportunistic Small Cap Portfolio-Initial Shares	275	25.897632	28.999283	7,277	0.00%	0.95%	1.50%	22.82%	23.50%
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	205	11.097317	11.650395	2,291	2.69%	0.95%	1.40%	15.06%	15.59%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	862	41.017308	45.928416	36,054	1.60%	0.95%	1.50%	16.66%	17.31%
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	360	48.731111	53.455067	17,545	0.26%	0.95%	1.40%	25.64%	26.21%
Janus Henderson VIT Forty Portfolio-Institutional Shares	468	28.291156	31.373209	13,515	0.00%	0.95%	1.50%	28.37%	29.08%
Janus Henderson VIT Global Research Portfolio-Institutional Shares	434	22.078771	24.218921	9,588	0.84%	0.95%	1.40%	25.26%	25.82%
Janus Henderson VIT Overseas Portfolio-Institutional Shares	459	28.362000	31.111525	13,008	1.73%	0.95%	1.40%	29.29%	29.88%
Janus Henderson VIT Research Portfolio-Institutional Shares	452	27.127693	30.376597	12,527	0.40%	0.95%	1.50%	25.97%	26.67%
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	184	19.484268	21.817153	3,668	3.21%	0.95%	1.50%	4.65%	5.24%
Mid-Cap Growth Portfolio-Class I	48	18.289057	19.200424	889	0.00%	0.95%	1.40%	36.83%	37.45%
U.S. Real Estate Portfolio-Class I	147	49.357024	54.141702	7,260	1.50%	0.95%	1.40%	1.67%	2.13%
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA-Non-Service Shares	90	20.787761	22.064683	1,883	0.24%	0.95%	1.40%	25.06%	25.63%
Oppenheimer Conservative Balanced Fund/VA-Non-Service Shares	78	12.824265	13.612145	1,010	1.93%	0.95%	1.40%	7.73%	8.22%
Oppenheimer Main Street Fund®/VA-Non-Service Shares	106	23.104684	24.523849	2,456	1.27%	0.95%	1.40%	15.28%	15.80%
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	155	13.807321	14.655446	2,148	2.51%	0.95%	1.40%	2.21%	2.68%
PIMCO Total Return Portfolio-Administrative Class	314	15.754950	16.722669	5,004	2.03%	0.95%	1.40%	3.45%	3.92%
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series	51	15.234580	15.477896	782	0.29%	1.40%	1.50%	7.69%	7.80%
Timothy Plan Strategic Growth Portfolio Variable Series	57	14.969620	15.208588	861	0.19%	1.40%	1.50%	10.44%	10.56%
Wilshire Variable Insurance Trust:
2015 Fund	21	13.569432	14.017029	287	2.92%	1.10%	1.40%	9.96%	10.30%
2025 Fund	24	13.300857	13.963557	319	2.52%	0.95%	1.40%	12.58%	13.09%
2035 Fund	16	13.055778	13.486487	208	2.80%	1.10%	1.40%	15.36%	15.71%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2016				Periods Ended December 31, 2016
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	183	$38.904298	$43.322037	$7,274	0.34%	0.95%	1.50%	13.76%	14.40%
Invesco V.I. Comstock Fund-Series I Shares	414	16.125254	16.643512	6,722	1.46%	0.95%	1.50%	15.54%	16.18%
Invesco V.I. Core Equity Fund-Series I Shares	278	16.475403	17.297211	4,588	0.76%	0.95%	1.40%	8.72%	9.22%
Invesco V.I. Diversified Dividend Fund-Series I Shares	99	17.514512	17.973455	1,736	1.34%	0.95%	1.40%	13.21%	13.72%
Invesco V.I. Global Health Care Fund-Series I Shares	148	20.175550	21.662237	2,988	0.00%	0.95%	1.40%	-12.70%	-12.30%
Invesco V.I. High Yield Fund-Series I Shares	106	18.688177	19.799297	1,991	4.08%	0.95%	1.40%	9.66%	10.16%
Invesco V.I. Mid Cap Growth Fund-Series I Shares	587	13.885912	14.252830	8,189	0.00%	0.95%	1.50%	-0.76%	-0.20%
Invesco V.I. Small Cap Equity Fund-Series I Shares	130	20.715250	21.888298	2,693	0.00%	0.95%	1.40%	10.49%	11.00%
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	134	12.269155	12.822099	1,648	1.54%	0.95%	1.40%	6.96%	7.44%
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	41	11.641073	12.165658	475	1.54%	0.95%	1.40%	3.14%	3.61%
Morningstar Growth ETF Asset Allocation Portfolio-Class II	179	12.111117	12.656955	2,180	1.34%	0.95%	1.40%	8.16%	8.65%
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	41	11.880294	12.415684	490	1.56%	0.95%	1.40%	4.88%	5.36%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	520	11.014294	11.180411	5,748	0.00%	0.95%	1.50%	1.68%	2.25%
VP Large Company Value Fund-Class I	158	17.294702	18.274036	2,741	2.09%	0.95%	1.40%	13.63%	14.15%
VP Mid Cap Value Fund-Class I	263	28.073840	29.663191	7,402	1.65%	0.95%	1.40%	21.13%	21.69%
VP Ultra® Fund-Class I	229	18.235321	19.505555	4,226	0.35%	0.95%	1.50%	2.88%	3.45%
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	98	13.855053	14.479432	1,365	2.27%	0.95%	1.40%	4.83%	5.31%
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	71	13.461923	14.068786	963	1.20%	0.95%	1.40%	10.32%	10.82%
Deutsche Investments VIT Funds:
Deutsche Small Cap Index VIP-Class A	139	28.459363	31.385038	4,021	1.04%	0.95%	1.50%	19.21%	19.88%
Dreyfus Investment Portfolios:
MidCap Stock Portfolio-Service Shares	61	16.937194	17.700576	1,037	0.66%	0.95%	1.40%	13.59%	14.11%
Technology Growth Portfolio-Initial Shares	516	21.304764	22.788962	11,126	0.00%	0.95%	1.50%	3.15%	3.73%
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares	310	19.306951	21.499481	6,113	1.28%	0.95%	1.50%	8.72%	9.32%
Dreyfus Stock Index Fund, Inc.-Initial Shares	1,653	24.743322	27.553046	41,747	1.96%	0.95%	1.50%	10.03%	10.65%
Dreyfus Variable Investment Fund:
Appreciation Portfolio-Initial Shares	331	22.621139	25.189444	7,601	1.61%	0.95%	1.50%	6.28%	6.88%
Government Money Market Portfolio	2,393	1.099801	1.206769	2,677	0.01%	0.95%	1.50%	-1.34%	-0.77%
Growth and Income Portfolio-Initial Shares	158	20.778778	23.138929	3,347	1.18%	0.95%	1.50%	8.38%	8.99%
Opportunistic Small Cap Portfolio-Initial Shares	303	21.086540	23.481275	6,508	0.00%	0.95%	1.50%	15.31%	15.96%
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	220	9.644470	10.079276	2,134	1.80%	0.95%	1.40%	5.68%	6.16%
Janus Aspen Series:
Janus Aspen Balanced Portfolio-Institutional Shares	968	35.159776	39.151623	34,690	2.23%	0.95%	1.50%	3.03%	3.61%
Janus Aspen Enterprise Portfolio-Institutional Shares	386	38.785445	42.352620	14,988	0.14%	0.95%	1.40%	10.79%	11.30%
Janus Aspen Forty Portfolio-Institutional Shares	525	22.039038	24.304739	11,794	0.00%	0.95%	1.50%	0.66%	1.22%
Janus Aspen Global Research Portfolio-Institutional Shares	457	17.627050	19.248122	8,054	1.06%	0.95%	1.40%	0.64%	1.10%
Janus Aspen Janus Portfolio-Institutional Shares	508	21.535400	23.981102	11,162	0.53%	0.95%	1.50%	-1.01%	-0.45%
Janus Aspen Overseas Portfolio-Institutional Shares	504	21.936749	23.954431	11,047	4.30%	0.95%	1.40%	-7.76%	-7.34%
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA-Non-Service Shares	107	16.621841	17.562976	1,786	0.40%	0.95%	1.40%	-3.57%	-3.13%
Oppenheimer Conservative Balanced Fund/VA-Non-Service Shares	86	11.904450	12.578569	1,026	2.34%	0.95%	1.40%	3.79%	4.26%
Oppenheimer Main Street Fund®/VA-Non-Service Shares	124	20.042705	21.177435	2,496	1.07%	0.95%	1.40%	10.05%	10.56%
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	154	13.508521	14.273302	2,094	2.32%	0.95%	1.40%	3.73%	4.20%
PIMCO Total Return Portfolio-Administrative Class	342	15.228947	16.091110	5,261	2.08%	0.95%	1.40%	1.24%	1.71%
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series	162	14.146782	14.358193	2,325	0.72%	1.40%	1.50%	4.26%	4.37%
Timothy Plan Strategic Growth Portfolio Variable Series	182	13.554009	13.756446	2,510	0.36%	1.40%	1.50%	3.90%	4.00%
The Universal Institutional Funds, Inc.:
Core Plus Fixed Income Portfolio-Class I	224	18.617898	20.731592	4,268	1.98%	0.95%	1.50%	4.52%	5.10%
Mid-Cap Growth Portfolio-Class I	51	13.366633	13.969191	683	4.26%	0.95%	1.40%	-10.06%	-9.65%
U.S. Real Estate Portfolio-Class I	168	48.546479	53.011311	8,157	1.31%	0.95%	1.40%	5.32%	5.80%
Wilshire Variable Insurance Trust:
2015 Fund	23	12.340118	12.708583	284	2.30%	1.10%	1.40%	5.03%	5.34%
2025 Fund	32	11.814418	12.346867	380	1.58%	0.95%	1.40%	5.25%	5.73%
2035 Fund	18	11.317158	11.655145	206	1.40%	1.10%	1.40%	5.58%	5.91%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.